             ------------------------------------------------------
[LOGO]                        ACCESSOR FUNDS, INC.
             ------------------------------------------------------

                                  SEMI-ANNUAL
                                     REPORT

             ------------------------------------------------------
                    UNAUDITED                    JUNE 30, 1999
             ------------------------------------------------------

                                  Growth Fund

                                   Value Fund

                             Small to Mid Cap Fund

                           International Equity Fund

                         Intermediate Fixed-Income Fund

                      Short-Intermediate Fixed-Income Fund

                            Mortgage Securities Fund

                           U.S. Government Money Fund

             ------------------------------------------------------
                                    ACCESSOR
                                    ------
             ------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          A LETTER FROM THE PRESIDENT

--------------------------------------------------------------------------------


August 16, 1999



Dear Shareholder:

     Accessor Funds is pleased to present its 1999 Semi-Annual Report providing you with detailed information on all eight Accessor Mutual Funds.

     You'll notice the report continues Accessor's previously communicated focus on "... THE VALUE OF TIME-HONORED TRADITIONS COMBINED WITH LEADING-EDGE TECHNOLOGY." What does this mean? Simply, that Accessor is committed to providing you with investment products that are based on the most well developed and proven theories of money management, as well as harnessing cutting-edge technology to constantly increase your access to your Accessor investment.

     While we never stop trying to evolve our Funds and our technology platform, we're very proud of what we've created on both fronts to date. Our Funds continue to earn favorable ratings from independent agencies such as Morningstar and we've recently added new features to our website. We invite you to log-on to www.accessor.com frequently. It's an easy and efficient way to keep up-to-date on the performance of your investments and developments at Accessor.

     On behalf of Accessor, thank you for your continued confidence and investment in the Accessor Funds. We take very seriously the opportunity of helping you meet your investment goals and will continue to do everything possible to help turn those goals into reality.

Sincerely,

/s/ J. Anthony Whatley III

J. Anthony Whatley III
President and Chief Executive Officer
Accessor Capital Management LP


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--------------------------------------------------------------------------------
                                  GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                              AS OF JUNE 30, 1999

--------------------------------------------------------------------------------
DESCRIPTION                                          SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK (92.9%)

BANKS AND SAVINGS & LOANS (2.0%)
  Chase Manhattan                                     33,800    $ 2,927,925
  Fifth Third Bancorp                                 17,050      1,134,891
  Firstar                                             82,700      2,315,600
                                                                -----------
                                                                  6,378,416

BEVERAGES & TOBACCO (3.7%)
  Anheuser-Busch                                      49,400      3,504,313
  Coca Cola                                          128,900      8,056,250
                                                                -----------
                                                                 11,560,563

CHEMICALS (0.7%)
  Ecolab                                              49,200      2,146,350
                                                                -----------
                                                                  2,146,350

COMMERCIAL SERVICES (0.6%)
  Interpublic Group                                   13,100      1,134,787
  Omnicom Group                                        7,800        624,000
                                                                -----------
                                                                  1,758,787

COMMUNICATION SERVICES (8.1%)
  Ameritech                                           61,200      4,498,200
  AT&T                                                31,299      1,746,875
  MCI Worldcom*                                      150,625     12,991,406
  SBC Communications                                 103,500      6,003,000
                                                                -----------
                                                                 25,239,481

COMPUTER HARDWARE (11.5%)
  Cisco Systems                                      251,400     16,215,300
  EMC                                                 83,000      4,565,000
  International Business Machines                    116,000     14,993,000
                                                                -----------
                                                                 35,773,300

COMPUTER SERVICES (0.9%)
  Paychex                                             91,200      2,907,000
                                                                -----------
                                                                  2,907,000

COMPUTER SOFTWARE (11.7%)
  America Online                                     109,000     12,044,500
  Microsoft                                          270,900     24,431,794
                                                                -----------
                                                                 36,476,294

CONSUMER SERVICES (4.9%)
  Cardinal Health                                     30,900      1,981,462
  Comcast Class A                                    121,500      4,670,156
  CVS                                                 22,000      1,124,750
  Kroger                                              61,600      1,720,950
  Safeway*                                            56,700      2,806,650
  Sysco                                               22,700        676,744
  Time Warner                                         30,900      2,271,150
                                                                -----------
                                                                 15,251,862
ELECTRICAL EQUIPMENT (6.5%)
  General Electric                                   181,350     20,492,550
                                                                -----------
                                                                 20,492,550

ELECTRONICS (4.2%)
  Intel                                              220,900     13,143,550
                                                                -----------
                                                                 13,143,550

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
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                                   accessor 3

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--------------------------------------------------------------------------------
                                  GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                              AS OF JUNE 30, 1999

--------------------------------------------------------------------------------
DESCRIPTION                                          SHARES         VALUE
--------------------------------------------------------------------------------
FOODS & HOUSEWARES (1.9%)
  Clorox                                               6,200    $   662,238
  General Mills                                        7,200        578,700
  Gillette                                            41,100      1,685,100
  Quaker Oats                                         12,000        796,500
  Unilever NV NY Shares*                              26,964      1,880,739
  Wm. Wrigley Jr. Company                              5,200        468,000
                                                                -----------
                                                                  6,071,277

INSURANCE (4.4%)
  American International Group                        60,250      7,053,015
  Berkshire Hathaway Class B*                          3,037      6,830,213
                                                                -----------
                                                                 13,883,228

MANUFACTURING (1.8%)
  Danaher                                             32,000      1,860,000
  Pitney-Bowes                                        58,600      3,765,050
                                                                -----------
                                                                  5,625,050

OTHER FINANCIALS (3.6%)
  American Express                                     1,900        247,238
  Capital One Financial                               30,075      1,674,802
  Federal Home Loan Mortgage Corporation              54,300      3,149,400
  MBNA                                                41,875      1,282,421
  Providian                                           24,400      2,281,400
  Charles Schwab                                      22,300      2,450,213
                                                                -----------
                                                                 11,085,474

OTHER HEALTH CARE (7.4%)
  Abbott Labs                                        107,550      4,893,525
  Bristol-Myers Squibb                               155,400     10,945,987
  Guidant                                             31,500      1,620,281
  Johnson & Johnson                                   57,700      5,654,600
                                                                -----------
                                                                 23,114,393

PHARMACEUTICALS (7.1%)
  Eli Lilly                                           21,600      1,547,100
  Merck                                              175,700     13,001,800
  Schering-Plough                                    142,100      7,531,300
                                                                -----------
                                                                 22,080,200

RETAIL (11.1%)
  Gap                                                 68,725      3,462,022
  Home Depot                                         136,800      8,815,050
  Kohls*                                              16,200      1,250,437
  Costco Companies*                                   23,900      1,913,494
  Staples                                             86,200      2,666,813
  TJX Companies                                       27,400        912,763
  Wal-Mart Stores                                    322,100     15,541,325
                                                                -----------
                                                                 34,561,904

TRANSPORTATION (0.8%)
  Southwest Airlines                                  75,550      2,351,494
                                                                -----------
                                                                  2,351,494

TOTAL COMMON STOCK (IDENTIFIED
  COST $228,173,129)                                            289,901,173
                                                                -----------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------


                                   accessor 4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                              AS OF JUNE 30, 1999

--------------------------------------------------------------------------------
DESCRIPTION                                          SHARES         VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (4.5%)

  Standard & Poors Depository Receipts               101,700   $ 13,928,133
                                                               ------------

TOTAL INVESTMENT COMPANIES
  (IDENTIFIED COST $13,461,555)                                  13,928,133
                                                               ------------
                                INTEREST MATURITY   PRINCIPAL
SHORT-TERM INVESTMENTS (2.9%)     RATE    DATE       AMOUNT        VALUE
  Fifth Third Bank
    Repurchase Agreement          4.55%  07/01/1999 $8,993,806    8,993,806
  Dated 6/30/99 (Collateralized
    by 9,104,000 U.S.
  Treasury Notes,  7.50%,
    10-31-99, market value
    $9,173,700)

TOTAL SHORT-TERM INVESTMENTS
  (IDENTIFIED Cost $8,993,806)                                    8,993,806
                                                               ------------
TOTAL INVESTMENTS (100.3%)
  (IDENTIFIED COST $250,628,490)                                312,823,112
OTHER ASSETS LESS LIABILITIES (-0.3%)                              (886,894)
                                                               ------------
NET ASSETS (100.0%)                                            $311,936,218
                                                               ------------
                                                               ------------

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*Non-income producing security
 PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
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                                   accessor 5
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--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   VALUE FUND
                            SCHEDULE OF INVESTMENTS
                              AS OF JUNE 30, 1999

--------------------------------------------------------------------------------
DESCRIPTION                                          SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK (97.4%)

AEROSPACE & DEFENSE (1.3%)
  B.F. Goodrich                                       38,400    $ 1,632,000
  General Dynamics                                     9,500        650,750
                                                                -----------
                                                                  2,282,750

AGRICULTURAL, PAPER & FOREST
  Products (1.1%)
  Louisiana Pacific                                   76,900      1,826,375
                                                                -----------
                                                                  1,826,375

AUTOMOBILES (4.0%)
  Delphi Automotive Systems                           23,623        438,502
  Ford Motor Company                                  66,900      3,775,668
  General Motors                                      33,800      2,230,800
  ITT Industries                                      10,100        385,063
                                                                -----------
                                                                  6,830,033

BANKS AND SAVINGS & LOANS (11.8%)
  Bank Of America                                     76,300      5,593,744
  Bank One                                            41,900      2,495,669
  Chase Manhattan                                     44,600      3,863,475
  First Union                                         48,900      2,298,300
  Fleet Financial Group                               55,300      2,453,937
  J.P. Morgan & Company                                2,700        379,350
  PNC Bank                                            32,500      1,872,813
  SouthTrust                                          30,900      1,185,787
                                                                -----------
                                                                 20,143,075

CHEMICALS (2.6%)
  E.I. du Pont de Nemours                             11,300        771,931
  FMC*                                                26,100      1,782,956
  Grace (WR) & Company*                               92,700      1,703,363
  Union Carbide                                        4,600        224,250
                                                                -----------
                                                                  4,482,500

COMMUNICATION SERVICES (11.0%)
  AT&T                                                68,800      3,839,900
  Alltel                                               4,200        300,300
  Bell Atlantic                                       74,400      4,863,900
  BellSouth                                           94,600      4,434,375
  CenturyTel                                          44,700      1,776,825
  GTE                                                  8,100        613,575
  Sprint-Fon Group                                    56,300      2,973,344
                                                                -----------
                                                                 18,802,219

COMPUTER HARDWARE (4.1%)
  Apple Computer*                                     39,100      1,810,819
  Hewlett Packard                                     36,400      3,658,200
  Seagate Technology*                                 57,600      1,476,000
                                                                -----------
                                                                  6,945,019

COMPUTER SERVICES (1.1%)
 Shared Medical Systems                               28,000      1,827,000
                                                                -----------
                                                                  1,827,000

CONSUMER SERVICES (4.7%)
  CBS*                                                55,800      2,423,813
  King World Productions*                             23,600        821,575
  SUPERVALU                                           19,900        511,181

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------


                                   accessor 6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   VALUE FUND
                            SCHEDULE OF INVESTMENTS
                              AS OF JUNE 30, 1999

--------------------------------------------------------------------------------
DESCRIPTION                                          SHARES         VALUE
--------------------------------------------------------------------------------
CONSUMER SERVICES - CONTINUED
  The Walt Disney Company                             10,200    $   314,288
  Time Warner                                         31,300      2,300,550
  Viacom Class B                                      37,000      1,628,000
                                                                -----------
                                                                  7,999,407

ELECTRONICS (4.0%)
  Applied Materials*                                  33,100      2,445,263
  Texas Instrument                                    23,900      3,465,500
  Xerox                                               16,800        992,250
                                                                -----------
                                                                  6,903,013

FOODS & HOUSEWARES (1.1%)
  McDonalds                                           12,800        528,800
  Tupperware                                          54,700      1,394,850
                                                                -----------
                                                                  1,923,650

HOMEBUILDING AND FURNISHING (1.0%)
  Centex                                              46,800      1,757,925
                                                                -----------
                                                                  1,757,925

INSURANCE (5.6%)
  Allstate                                            60,700      2,177,613
  Conseco                                             62,300      1,896,256
  Jefferson Pilot Company                             15,100        999,431
  Lincoln National                                    37,600      1,966,950
  Loews                                                7,400        585,525
  MGIC Investment                                     40,100      1,949,863
                                                                -----------
                                                                  9,575,638

LEISURE (5.5%)
  Carnival Cruise Line                                51,400      2,492,900
  Gannett                                             27,900      1,991,362
  Mattel                                              82,700      2,186,381
  Meredith                                            28,900      1,000,663
  Tribune                                             18,900      1,646,663
                                                                -----------
                                                                  9,317,969

MANUFACTURING (3.8%)
  Crane Company                                       56,500      1,776,219
  Eaton                                               19,900      1,830,800
  Ingersoll-Rand                                      13,400        865,975
  Johnson Controls                                    28,000      1,940,750
                                                                -----------
                                                                  6,413,744

METALS (1.9%)
  Barrick Gold                                       104,000      2,015,000
  Worthington Industries                              77,300      1,270,619
                                                                -----------
                                                                  3,285,619

ENERGY (9.9%)
  Apache                                              44,800      1,747,200
  Ashland                                             25,100      1,007,137
  Burlington Resources                                43,500      1,881,375
  Chevron                                              4,300        409,306
  Exxon                                               53,700      4,141,613
  Mobil                                                5,900        584,100
  Phillips Petroleum                                  19,500        981,094
  Royal Dutch Petroleum                               81,000      4,880,250

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------


                                   accessor 7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   VALUE FUND
                            SCHEDULE OF INVESTMENTS
                              AS OF JUNE 30, 1999

--------------------------------------------------------------------------------
DESCRIPTION                                          SHARES         VALUE
--------------------------------------------------------------------------------
ENERGY - CONTINUED
  Texaco                                              10,500    $   656,250
  USX-Marathon Group                                  18,900        615,431
                                                                -----------
                                                                 16,903,756

OTHER FINANCIALS (8.5%)
  Bear Stearns                                        19,900        930,325
  Citigroup                                          138,800      6,593,000
  Federal National Mortgage Association               19,200      1,312,800
  Household International                             28,800      1,364,400
  Lehman Brothers Holdings                            22,100      1,375,725
  Morgan Stanley Dean Witter                          28,100      2,880,250
                                                                -----------
                                                                 14,456,500

OTHER HEALTH CARE (1.8%)
  Columbia/HCA Healthcare                             14,300        326,219
  Healthsouth*                                       127,900      1,910,506
  Tenet Healthcare*                                   43,500        807,468
                                                                -----------
                                                                  3,044,193

RETAIL (2.7%)
  Dillard's                                           51,200      1,798,400
  Federated Department Stores*                        19,100      1,011,106
  Lowe's                                               8,700        493,181
  Sears, Roebuck & Company                            27,200      1,212,100
                                                                -----------
                                                                  4,514,787

TRANSPORTATION (2.5%)
  Burlington Northern Santa Fe                        22,500        697,500
  Delta Air Lines                                     32,000      1,844,000
  Union Pacific                                       30,200      1,761,037
                                                                -----------
                                                                  4,302,537

UTILITIES (7.4%)
  DTE Energy Company                                  29,000      1,160,000
  GPU                                                 41,700      1,759,218
  Oneok                                               28,700        911,225
  Peco Energy                                         39,300      1,645,688
  Public Service Enterprise Group                     29,400      1,201,725
  Reliant Energy                                      61,600      1,701,700
  Sempra Energy                                       78,900      1,785,112
  Southern Company                                    19,800        524,700
  The Coastal Corporation                             46,400      1,856,000
                                                                -----------
                                                                 12,545,368

TOTAL COMMON STOCK (IDENTIFIED COST $145,048,944)               166,083,077
                                                                -----------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------


                                   accessor 8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   VALUE FUND
                            SCHEDULE OF INVESTMENTS
                              AS OF JUNE 30, 1999

----------------------------------------------------------------------------------------------
                                        INTEREST      MATURITY      PRINCIPAL
                                          RATE          DATE          AMOUNT        VALUE
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.1%)

  U.S. Treasury Bills(2)                 4.49%(1)    09/23/1999    $  610,000    $    603,666
  Fifth Third Repurchase
    Agreement dated 6/30/99              4.55%       07/01/1999     4,727,470       4,727,470
  (Collateralized by 4,747,000 FHLMC                                             ------------
    #G10657, 7.50%,
  02-01-12, market value $4,822,657)

TOTAL SHORT-TERM INVESTMENTS
  (IDENTIFIED COST $5,331,136)                                                      5,331,136
                                                                                 ------------


TOTAL INVESTMENTS (100.5%) (Identified
  Cost $150,380,080)                                                              171,414,213

OTHER ASSETS LESS LIABILITIES (-0.5%)                                                (783,910)
                                                                                 ------------

NET ASSETS (100.0%)                                                              $170,630,303
                                                                                 ------------
                                                                                 ------------

--------------------------------------------------------------------------------------------------------
OUTSTANDING FUTURES CONTRACT
                                                      UNITS PER      CURRENT       UNREALIZED
  TYPE             EXPIRATION       CONTRACTS         CONTRACT        VALUE       APPRECIATION
--------------------------------------------------------------------------------------------------------
S&P 500 Futures     09/17/99           14                250       $4,835,950    $    186,687


--------------------------------------------------------------------------------------------------------

  * Non-income producing security
(1) Yield at time of purchase
(2) Security has been segregated with the custodian to cover margin requirements for the open futures contracts at June 30, 1999 as collateral.
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------


                                   accessor 9

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--------------------------------------------------------------------------------
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                               AS OF JUNE 30, 1999

--------------------------------------------------------------------------------
DESCRIPTION                                          SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK (97.0%)

AEROSPACE & DEFENSE (0.6%)
  BE Aerospace*                                       90,900    $ 1,698,694
  Cordant Technologies                                18,600        840,488
                                                                -----------
                                                                  2,539,182

AGRICULTURAL, PAPER &
  FOREST PRODUCTS (0.3%)
  Chesapeake                                           8,000        299,500
  Georgia Pacific                                     31,800        802,950
  Universal                                            4,200        119,437
                                                                -----------
                                                                  1,221,887

AUTOMOBILES (1.2%)
  Arvin Industries                                    76,000      2,878,500
  Borg-Warner Automotive                              16,000        880,000
  Tower Automotive*                                   29,400        747,862
                                                                -----------
                                                                  4,506,362

BANKS AND SAVINGS & LOANS (6.6%)
  Astoria Financial                                   32,500      1,427,969
  City National                                      118,600      4,440,087
  Commerce Bancorp New Jersey                         15,881        678,923
  Commerce Bancshares                                 21,840        879,060
  Cullen Frost Bankers                                 7,600        209,475
  Dime Bancorp                                       158,500      3,189,813
  FirstFed Financial*                                 72,200      1,389,850
  Hudson United Bancorp                               54,400      1,666,000
  M & T Bank                                          12,300      6,765,000
  North Fork Bancorp                                  75,552      1,610,202
  PFF Bancorp*                                        17,900        335,625
  Popular                                             31,600        957,875
  Roslyn Bancorp                                      22,960        394,625
  UnionBanCal                                         68,200      2,463,725
                                                                -----------
                                                                 26,408,229

BEVERAGES & TOBACCO (0.1%)
  Canandaigua Brands*                                  4,900        256,944
                                                                -----------
                                                                    256,944

CHEMICALS (1.2%)
  H.B. Fuller                                         24,200      1,654,675
  Lone Star Industries                                47,300      1,776,706
  Southdown                                           23,200      1,490,600
                                                                -----------
                                                                  4,921,981

COMMERCIAL SERVICES (4.8%)
  ADVO*                                               36,700        761,525
  CMGI                                                12,700      1,448,594
  Dollar Thrifty Automobile*                          12,400        288,300
  EBay                                                35,500      5,360,500
  Hertz                                               85,600      5,307,200
  Metzler Group*                                      68,400      1,889,550
  Ogden                                               37,400      1,007,462
  TMP Worldwide*                                      50,300      3,194,050
                                                                -----------
                                                                 19,257,181

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------


                                   accessor 10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                               AS OF JUNE 30, 1999

--------------------------------------------------------------------------------
DESCRIPTION                                          SHARES         VALUE
--------------------------------------------------------------------------------
COMMUNICATION SERVICES  (0.3%)
  Associated Group*                                    3,200    $   208,400
  Skytel Communications*                              37,100        776,781
  United States Cellular*                              5,500        294,250
                                                                -----------
                                                                  1,279,431

COMPUTER HARDWARE (8.7%)
  Adaptec*                                            25,600        904,000
  CommScope*                                         193,500      5,950,125
  Comverse Technololgy                               105,400      7,957,700
  General Cable                                       28,300        452,800
  Lexmark International Group Class A                129,000      8,522,063
  QUALCOMM                                            44,100      6,328,350
  Qwest Communications International                 104,600      3,458,337
  Superior Telecom                                    18,187        454,675
  Xircom*                                             26,000        781,625
                                                                -----------
                                                                 34,809,675

COMPUTER SERVICES (4.7%)
  CIBER*                                              58,400      1,116,900
  Galileo International                               63,700      3,403,969
  MedQuist*                                           72,200      3,158,750
  National Computer Systems                           15,600        526,500
  New Era Of Networks*                                12,300        540,431
  Sungard Data Systems*                              112,200      3,870,900
  The SABRE Group Holdings*                           21,600      1,485,000
  Yahoo!                                              26,100      4,495,725
                                                                -----------
                                                                 18,598,175

COMPUTER SOFTWARE (5.6%)
  American Management Systems*                        97,100      3,113,269
  CSG Systems International                           60,000      1,571,250
  Citrix Systems                                      39,600      2,237,400
  Concord Communications*                             31,000      1,395,000
  Genesys Telecommunication Laboratories*             17,000        425,000
  Great Plains Software*                               8,100        382,219
  Mercury Interactive                                 54,600      1,931,475
  Progress Software*                                  24,900        703,425
  QRS Corporation*                                     1,000         78,000
  Rational Software*                                  44,000      1,449,250
  Sterling Software*                                 122,600      3,271,887
                                                                -----------
  Veritas Software*                                   62,500      5,933,593
                                                                 22,491,768

CONSUMER SERVICES (5.7%)
  At Home                                             34,400      1,855,450
  Bergen Brunswig                                     19,600        338,100
  Bindley Western Industry                            98,488      2,271,380
  Chris Craft Industries                              37,400      1,762,475
  Hollywood Entertainment*                            33,000        645,562
  Pixar*                                              28,400      1,224,750
  SFX Entertainment Class A*                          10,500        698,906
  United International Holdings*                      11,300        764,163
  Univision Communications*                           88,600      5,847,600
  Valassis Communications                            137,150      5,023,119
  Westwood One*                                       14,900        531,743

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------


                                   accessor 11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                               AS OF JUNE 30, 1999

--------------------------------------------------------------------------------
DESCRIPTION                                          SHARES         VALUE
--------------------------------------------------------------------------------
CONSUMER SERVICES - CONTINUED
  World Color Press*                                  70,100    $ 1,927,750
                                                                -----------
                                                                 22,890,998

ELECTRICAL EQUIPMENT (0.1%)
  C&D Technologies                                    12,700        388,938
                                                                -----------
                                                                    388,938

ELECTRONICS (4.7%)
  JDS Uniphase*                                       40,400      6,706,400
  RF Micro Devices                                   134,800     10,059,450
  Semtech*                                            28,200      1,469,925
  Teradyne*                                            4,200        301,350
  Unitrode*                                           15,800        453,263
                                                                -----------
                                                                 18,990,388

FOODS & HOUSEWARES (3.7%)
  Brinker International*                              81,500      2,215,781
  Dial Corporation*                                   32,700      1,216,031
   Earthgrains Company                                20,200        521,413
  Estee Lauder                                         4,400        220,550
  Foodmaker*                                          68,000      1,929,500
  Hormel Foods                                        60,300      2,427,075
  IBP Inc.                                           187,800      4,460,250
  International Multifoods                            26,100        588,881
  Keebler Foods*                                      30,500        926,438
  Smithfield Foods*                                   15,300        511,594
                                                                -----------
                                                                 15,017,513

HOMEBUILDING AND FURNISHING (3.1%)
  D.R. Horton                                        363,900      6,049,838
  La-Z-Boy                                            15,000        345,000
  Lafarge                                             21,500        761,906
  NVR*                                                26,400      1,377,750
  USG                                                 66,800      3,740,800
                                                                -----------
                                                                 12,275,294

INSURANCE (6.4%)
  Arthur J Gallagher & Co.                            15,200        752,400
  Berkshire Hathaway Class A*                            194     13,366,600
  E.W. Blanch Holdings                                29,100      1,984,256
  Equitable Companies                                 35,600      2,385,200
  Fidelity National Finance                           87,020      1,827,420
  First American Financial                            61,600      1,101,100
  Hartford Life Class A                               38,300      2,015,538
  Nationwide Financial Services                        8,700        393,675
  Reinsurance Group of America                        11,800        415,950
  Stewart Information Services                        71,600      1,512,550
                                                                -----------
                                                                 25,754,689

LEISURE (2.1%)
  A.H. Belo                                           26,500        521,719
  E.W. Scripps Company                                 4,700        223,543
  Fossil*                                             78,250      3,785,344
  MGM Grand*                                           7,700        377,300
  Mandalay Resort Group*                             137,300      2,900,463

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------


                                   accessor 12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                               AS OF JUNE 30, 1999

--------------------------------------------------------------------------------
DESCRIPTION                                          SHARES         VALUE
--------------------------------------------------------------------------------
LEISURE - CONTINUED
  Station Casinos*                                    26,100    $   531,788
  The McClatchy Company                                2,100         69,562
                                                                -----------
                                                                  8,409,719

MANUFACTURING (7.6%)
  Albany International Class A*                        8,800        182,600
  American Standard*                                  12,200        585,600
  Carlisle Companies                                  21,600      1,039,500
  Cognex*                                             37,400      1,180,438
  CTS Corporation                                      6,100        427,000
  Dycom Industries                                   143,700      8,047,200
  Jabil Circuit                                      142,000      6,407,750
  Level 3 Communications*                             47,100      2,828,943
  Ryerson Tull                                        13,500        304,594
  SPS Technologies*                                   12,600        472,500
  Tecumseh Products                                   28,700      1,738,143
  Terex*                                              58,600      1,783,637
  The Manitowoc Company                               69,300      2,884,613
  York International                                  61,900      2,650,094
                                                                -----------
                                                                 30,532,612

OIL & GAS (2.4%)
  Atwood Oceanics*                                    11,000        343,750
  Barrett Resources*                                  14,300        548,763
  Houston Exploration*                                66,600      1,261,237
  Louis Dreyfus Natural Gas*                          17,600        379,500
  Murphy Oil                                          15,600        761,475
  Stone Energy*                                       18,400        779,700
  Tidewater                                          124,600      3,800,300
  Vastar Resources                                    34,200      1,793,363
                                                                -----------
                                                                  9,668,088

OTHER FINANCIALS (6.8%)
  A.G. Edwards                                        57,700      1,860,825
  Ambac Financial Group                               62,300      3,558,888
  E*TRADE Group                                       35,300      1,409,794
  Financial Security Assurance Holding                57,800      3,005,600
  Goldman Sachs Group*                                55,600      4,017,100
  Hambrecht & Quist Group*                           102,400      3,801,600
  Legg Mason                                          17,500        673,750
  Lennar                                             256,600      6,158,400
  Metris                                              11,400        464,550
  Midas Group                                         18,400        522,100
  U.S. Trust                                          19,900      1,840,750
                                                                -----------
                                                                 27,313,357

OTHER HEALTH CARE (3.9%)
  Apira Healthcare Group*                             49,600        843,200
  PacifiCare Health Systems*                          64,600      4,647,162
  Priority Healthcare                                 35,850      1,236,825
  The Cooper Companies                                15,200        379,050
  Trigon Healthcare*                                  31,900      1,160,362
  VISX                                                91,800      7,269,413
                                                                 15,536,012
                                                                -----------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------


                                   accessor 13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                               AS OF JUNE 30, 1999

--------------------------------------------------------------------------------
DESCRIPTION                                          SHARES         VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS (2.9%)
  Alpharma Class A                                    44,700    $ 1,589,644
  Medicis Pharmiceutical                              66,300      1,682,362
  MedImmune                                          125,500      8,502,625
                                                                -----------
                                                                 11,774,631

RETAIL (5.9%)
  Abercrombie & Fitch Class A                         63,800      3,062,400
  Amazon.Com                                          20,900      2,615,113
  American Eagle Outfitters                           19,400        882,700
  AnnTaylor Stores*                                  102,000      4,590,000
  Family Dollar Stores                                51,200      1,228,800
  Ross Stores                                         63,700      3,208,887
  Tech Data*                                          30,400      1,162,800
  Tiffany & Co.                                       34,500      3,329,250
  Zale*                                               83,900      3,356,000
                                                                -----------
                                                                 23,435,950

TEXTILES AND FOOTWEAR (1.4%)
  Jones Apparel Group*                                48,700      1,671,019
  Mohawk Industries*                                  66,100      2,007,787
  Quiksilver                                          29,100        758,419
  Shaw Industries*                                    79,300      1,308,450
                                                                -----------
                                                                  5,745,675

TRANSPORTATION (1.1%)
  Alaska Airgroup*                                       600         25,050
  America West Holdings*                              38,300        722,913
  Avondale Industries*                                   400         15,600
  CNF Transportation                                  44,600      1,711,525
  UAL*                                                13,700        890,500
  USFreightways                                       23,700      1,097,606
                                                                -----------
                                                                  4,463,194

UTILITIES (5.0%)
  Allegheny Energy                                    33,500      1,074,095
  American Water Works                                19,900        611,925
  El Paso Energy                                      34,200      1,203,412
  Energy East                                        170,900      4,443,400
  Equitable Resources                                 21,400        807,850
  Florida Progress                                    19,100        789,069
  Keyspan Natural Gas*                                38,400      1,012,800
  Minnesota Power & Light                             62,900      1,250,137
  National Fuel Gas                                   34,900      1,692,650
  OGE Energy                                          60,300      1,432,125
  Philadelphia Suburban                               23,800        548,888
  Public Service Company of New Mexico                44,700        888,412
  Utilicorp United                                   137,250      3,336,890
  Western Resources                                   33,600        894,600
                                                                -----------
                                                                 19,986,253

WASTE MANAGEMENT (0.1%)
  Casella Waste Systems*                              18,300        475,800
                                                                -----------
                                                                    475,800

                                                                -----------
TOTAL COMMON STOCK (IDENTIFIED COST $341,929,550)               388,949,926

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------


                                   accessor 14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                               AS OF JUNE 30, 1999

----------------------------------------------------------------------------------------------------------------
                                                           INTEREST      MATURITY      PRINCIPAL
                                                             RATE          DATE          AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.2%)

  FIFTH THIRD REPURCHASE AGREEMENT DATED                   4.55%        7/01/1999    $ 12,825,190  $  12,825,190
  6/30/99 (collateralized by 12,983,000 U.S. Treasury                                              -------------
  Notes 7.50%, 10-31-99, market value $13,082,397)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $12,825,190)                                            12,825,190
                                                                                                   -------------


TOTAL INVESTMENTS (100.2%) (IDENTIFIED COST $354,754,740)                                            401,775,116

OTHER ASSETS LESS LIABILITIES (-0.2%)                                                                   (684,430)
                                                                                                   -------------

NET ASSETS (100.0%)                                                                                $ 401,090,686
                                                                                                   -------------
                                                                                                   -------------

--------------------------------------------------------------------------------
*Non-income producing security
 PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------


                                   accessor 15

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           INTERNATIONAL EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                              AS OF JUNE 30, 1999

--------------------------------------------------------------------------------------------
DESCRIPTION                                                         SHARES        VALUE
--------------------------------------------------------------------------------------------
COMMON STOCK (99.9%)

AUSTRALIA (2.7%)
  Broken Hill Proprietary Company                                   396,900   $    4,597,392
  Suncorp-Metway Limited                                            138,400          824,463
                                                                              --------------
                                                                                   5,421,855
BELGIUM (0.7%)
  Fortis (B)                                                         44,700        1,403,718
                                                                              --------------
                                                                                   1,403,718
BRAZIL (3.6%)
  Aracruz Celulose SA                                                51,400        1,130,800
  Centrais Eletricas Brasileiras SA                              78,350,000        1,577,651
  Eletropaulo Metropolitana - Eletricidade de Sao Paulo SA       36,800,000        1,629,376
  Tele Norte Leste Participacoes SA                                 155,600        2,888,325
                                                                              --------------
                                                                                   7,226,152
CHILE (0.3%)
  Cia. de Telecomunicaciones de Chile SA ADR                         21,200          524,700
                                                                              --------------
                                                                                     524,700
FINLAND (4.0%)
  Nokia ADR                                                          67,400        6,171,312
  Sonera Group Oyj                                                   20,800          454,762
  Stora Enso Oyj Class R                                            126,000        1,351,416
                                                                              --------------
                                                                                   7,977,490
FRANCE (11.0%)
  Banque Nationale de Paris                                           8,500          708,297
  Cap Gemini SA                                                       9,200        1,445,965
  Etablissements Economiques du Casino Guichard-Perrachon SA          4,400          385,706
  Castorama Dubois                                                    8,000        1,897,592
  Elf Aquitaine SA                                                   15,300        2,245,336
  Lafarge SA                                                         21,500        2,044,346
  Sidel SA                                                           40,900        4,973,042
  Societe Television Francaise 1                                     17,400        4,055,484
  Total Fina SA                                                      33,900        4,373,630
                                                                              --------------
                                                                                  22,129,398
GERMANY (7.7%)
  DaimlerChrysler AG                                                 40,335        3,523,307
  Deutsche Telekom AG                                                68,586        2,882,359
  Dresdner Bank AG                                                   35,300        1,372,464
  Mannesmann AG                                                      39,700        5,936,678
  Veba  AG                                                           31,000        1,828,701
                                                                              --------------
                                                                                  15,543,509
GREAT BRITAIN (14.9%)
  Arm Holdings PLC                                                  100,600        1,170,289
  Barclays                                                           86,500        2,517,020
  Barratt Developements PLC                                         396,200        2,235,818
  British American Tobacco PLC                                      186,800        1,756,411
  BP Amoco PLC                                                      285,200        5,111,506
  British Telecommunications PLC                                    205,000        3,434,994
  Dixons Group PLC                                                   23,200          434,454
  General Electric PLC                                              158,200        1,613,428
  GKN PLC                                                            90,000        1,536,420
  Hanson PLC                                                        127,600        1,133,400

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                                  accessor 16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           INTERNATIONAL EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                              AS OF JUNE 30, 1999

--------------------------------------------------------------------------------------------
DESCRIPTION                                                         SHARES        VALUE
--------------------------------------------------------------------------------------------
GREAT BRITAIN - CONTINUED
  Lloyds TSB Group PLC                                                    1   $           14
  Pearson PLC                                                        72,000        1,462,933
  SmithKline Beecham PLC                                            264,300        3,435,000
  Standard Chartered PLC                                            103,900        1,696,735
  Vodafone Airtouch PLC                                             122,921        2,422,005
                                                                              --------------
                                                                                  29,960,427
HONG KONG (2.5%)
  HSBC Holdings                                                     101,900        3,716,725
  Sun Hung Kai Properties                                           132,000        1,203,650
                                                                              --------------
                                                                                   4,920,375
IRELAND (1.8%)
  CRH PLC                                                            87,700        1,555,654
  Global TeleSystems Group                                           24,800        2,008,800
                                                                              --------------
                                                                                   3,564,454
ITALY (2.7%)
  Alleanza Assicurazioni                                            136,600        1,570,763
  Mediaset SpA                                                      163,000        1,449,038
  Seat SpA                                                        1,777,200        2,428,495
                                                                              --------------
                                                                                   5,448,296
JAPAN (25.1%)
  Advantest                                                           5,800          637,310
  Bank Of Tokyo - Mitsubishi                                        231,000        3,288,277
  Fuji Heavy Industries                                             236,000        1,821,084
  Fuji Soft ABC                                                          60            3,569
  Fujitisu                                                          198,000        3,983,229
  Honda Motor                                                        44,000        1,864,838
  Hoya                                                               22,000        1,241,408
  Kao                                                               204,000        5,730,337
  Matsushita communication industrial                                18,000        1,286,352
  Mitshui Fudosan                                                   226,000        1,829,808
  Nippon Electric Glass                                              32,000          401,851
  Nippon Steel                                                    1,448,000        3,361,599
  Olympus Optical                                                   305,000        4,507,973
  Rengo                                                             764,000        3,938,665
  Ryohin Keikaku                                                     17,500        4,402,470
  Shin-Etsu Chemical Company                                        119,000        3,981,742
  Shohkoh Fund & Co.                                                  6,230        4,467,647
  Softbank                                                            8,000        1,619,960
  Sony                                                                7,900          851,743
  Tokyo Electronics                                                  19,000        1,288,747
                                                                              --------------
                                                                                  50,508,609

MEXICO (2.0%)
  Fomento Economico Mexicano SA                                       7,200          287,100
  Grupo Televisa SA ADR                                              15,700          703,556
  Kimberly-Clark de Mexico SA                                       235,000          958,854
  Telefonos de Mexico SA ADR                                         25,200        2,036,475
                                                                              --------------
                                                                                   3,985,985

NETHERLANDS (6.9%)
  ASM Lithography Holding ADR                                        18,100        1,074,688
  Equant NV                                                          21,500        2,023,688

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                                  accessor 17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           INTERNATIONAL EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                              AS OF JUNE 30, 1999

--------------------------------------------------------------------------------------------
DESCRIPTION                                                         SHARES        VALUE
--------------------------------------------------------------------------------------------
NETHERLANDS - CONTINUED
  ING Groep NV                                                       51,800        2,804,620
  Koninklijke Ahold NV                                               45,100        1,553,488
  Oce NV                                                                252            6,419
  Royal Dutch Petroleum                                              52,000        3,133,000
  STMicroelectronics NV                                              31,200        2,164,500
  Wolters Kluwer NV                                                  24,600          979,281
                                                                              --------------
                                                                                  13,739,684
SINGAPORE (2.3%)
  Allgreen Properties Limited                                       463,000          500,394
  Asia Pulp & Paper ADR                                             106,000        1,020,250
  City Developments Limited                                         142,000          909,134
  Oversea Chinese Banking                                           136,000        1,134,332
  Singapore Technology Engineering Limited                          919,000        1,041,803
                                                                              --------------
                                                                                   4,605,913
SOUTH AFRICA (1.8%)
  Anglo American PLC                                                 78,350        3,661,397
                                                                              --------------
                                                                                   3,661,397

SOUTH KOREA (2.4%)
  Pohang Iron & Steel ADR                                            43,700        1,469,413
  Kookmin Bank ADR                                                   37,600          763,393
  Korea Electric Power ADR                                           51,300        1,051,650
  Korea Telecom ADR                                                  27,900        1,116,000
  Shinhan Bank GDR                                                   21,300          474,990
                                                                              --------------
                                                                                   4,875,446
SPAIN (1.0%)
  Banco Santander Central Hispano SA                                191,000        1,989,481
                                                                              --------------
                                                                                   1,989,481
SWEDEN (1.1%)
  Svenska Cellulosa AB                                               86,900        2,248,647
                                                                              --------------
                                                                                   2,248,647
SWITZERLAND (4.6%)
  Julius Baer Holding Limited                                           590        1,681,268
  Swisscom AG                                                         6,100        2,295,446
  UBS AG                                                             17,900        5,342,596
                                                                              --------------
                                                                                   9,319,310
TAIWAN (0.7%)
  Taiwan Semiconductor ADR                                           40,400        1,373,600
                                                                              --------------
                                                                                   1,373,600
VENEZUELA (0.1%)
  C.A. La Electricidad de Caracas ADR                                22,000          430,586
                                                                              --------------
                                                                                     430,586

TOTAL COMMON STOCK (IDENTIFIED COST $173,325,179)                                200,859,032
                                                                              --------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                                  accessor 18

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           INTERNATIONAL EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                              AS OF JUNE 30, 1999

--------------------------------------------------------------------------------------------------------------------------
                                                                   INTEREST        MATURITY      PRINCIPAL
                                                                      RATE           DATE          AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (6.8%)
  Associates Corporation Commercial Paper                           5.65%(1)       7/01/1999   $  9,813,000   $  9,813,000
  Abbott Labs Commercial Paper                                      5.65%(1)       7/01/1999      3,490,000      3,490,000
  Fifth Third Repurchase Agreement dated                            4.55%          7/01/1999        400,883        400,833
                                                                                                              ------------
  6/30/99 (collateralized by 406,000 U.S. Treasury Notes,
  7.50%, 10-31-99, market value $409,108)

TOTAL SHORT-TERM INVESTMENTS(IDENTIFIED COST $13,703,883)                                                       13,703,883
                                                                                                              ------------

TOTAL INVESTMENTS (106.7%)(IDENTIFIED COST $187,029,062)                                                       214,562,915
OTHER ASSETS LESS LIABILITIES (-6.7%)                                                                         (13,472,404)
                                                                                                              ------------
NET ASSETS (100.0%)                                                                                           $201,090,511
                                                                                                              ------------
                                                                                                              ------------

--------------------------------------------------------------------------------------------------------------------------
FORWARD CURRENCY CONTRACTS

                                                                                                UNREALIZED
                                                                    EXCHANGE        CONTRACT   APPRECIATION/      DELIVERY
  CURRENCY                                                           RATE(2)          VALUE   (DEPRECIATION)        DATE
--------------------------------------------------------------------------------------------------------------------------
ASSETS
  Japanese Yen (Sell)                                                120.510    $  1,933,475  $       8,466        7/02/99

LIABILITIES
  Hong Kong Dollar (Buy)                                               7.748       1,697,671        (2,385)        7/02/99
  Japanese Yen (Buy)                                                 120.590       1,947,562        (7,241)        7/01/99
  Japanese Yen (Buy)                                                 120.020       1,487,263       (12,533)        7/02/99
  Japanese Yen (Buy)                                                 120.020         301,059        (2,537)        7/02/99
  Japanese Yen (Buy)                                                 120.020         746,533        (6,291)        7/02/99
                                                                                              -------------
                                                                                              $    (22,521)
                                                                                              -------------
                                                                                              -------------


--------------------------------------------------------------------------------------------------------------------------

*Non-income producing security
(1) Yield at time of purchase
(2) Contract rate.
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION
--------------------------------------------------------------------------------

                                  accessor 19

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         INTERMEDIATE FIXED-INCOME FUND
                            SCHEDULE OF INVESTMENTS
                              AS OF JUNE 30, 1999

----------------------------------------------------------------------------------------------------------------------------
                                                                        INTEREST       MATURITY      PRINCIPAL
                                                                          RATE           DATE          AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.7%)

  Collateralized Mortgage Securities
    Corporation I3                                                       9.450%       02/01/2017    $   321,737  $   341,378
  Merrill Lynch Mortgage Investments 1992-D                              8.150%       07/15/2017        100,000      101,502
                                                                                                                 -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Identified Cost $443,714)                                                 442,880
                                                                                                                 -----------
ASSET-BACKED SECURITIES (8.6%)

  Bridgestone/Firestone Master Trust 1996-1a                             6.170%       07/01/2003      1,000,000      994,960
  Captiva CBO 1997-1AA(1)                                                6.86O%       11/30/2009      1,200,000    1,185,216
  Carco Auto loan master trust 1997-1a                                   6.689%       08/15/2004      1,000,000    1,001,790
  CPS auto trust 1997-4A1                                                6.070%       03/15/2003         99,045       99,119
  Ford Credit Auto Loan Master Trust 1995-1                              6.500%       08/15/2002        500,000      504,025
  ONYX acceptance auto trust 1996-2A                                     6.400%       10/15/2001        313,400      314,566
  World Financial Network Credit Card
  Master Trust 1996-A                                                    6.700%       02/15/2004      1,000,000    1,011,640
                                                                                                                 -----------
TOTAL ASSET-BACKED SECURITIES (Identified Cost $5,101,891)                                                         5,111,316
                                                                                                                 -----------
CORPORATE BONDS (66.9%)

ENERGY (3.2%)
  Enron Oil & Gas                                                        6.000%       12/15/2008      1,000,000      915,926
  Phillips Petroleum                                                     7.920%       04/15/2023      1,000,000      994,513
                                                                                                                 -----------
                                                                                                                   1,910,439
FINANCE - BANKS (8.6%)
  ABN Amro Bank                                                          7.300%       12/01/2026        250,000      236,205
  BankAmerica                                                            7.125%       03/01/2009        500,000      499,816
  Bank One                                                               7.625%       10/15/2026        500,000      498,037
  Citicorp                                                               7.000%       01/02/2004        500,000      493,802
  First National boston Bank                                             7.375%       09/15/2006      1,000,000      993,413
  J.P. Morgan & Company                                                  7.625%       09/15/2004        500,000      519,256
  Midland Bank PLC                                                       5.311%       09/29/2049        200,000      159,900
  Nationsbank                                                            8.570%       11/15/2024      1,000,000    1,124,794
  Standard Federal Bancorp                                               7.750%       07/17/2006        600,000      609,884
                                                                                                                 -----------
                                                                                                                   5,135,107
FINANCE - BROKER RELATED (4.1%)
  Bear Stearns                                                           6.500%       07/05/2000        500,000      501,349
  Bear Stearns                                                           6.125%       02/01/2003      1,250,000    1,221,121
  Morgan Stanley Group                                                   7.000%       10/01/2013        738,000      730,002
                                                                                                                 -----------
                                                                                                                   2,452,472
FINANCE - OTHER (12.1%)
  American Express                                                       8.625%       05/15/2022        500,000      514,889
  Chrysler Financial                                                     5.875%       02/07/2001        315,000      313,763
  General Electric Capital                                               8.650%       05/15/2009        375,000      426,448
  General Electric Capital                                               7.260%       04/29/2002        500,000      512,612
  General Motors Acceptance Corporation                                  6.625%       10/15/2005      1,000,000      987,827
  MBIA                                                                   8.200%       10/01/2022        500,000      506,432
  MIC Financing Trust I                                                  8.375%       02/01/2027      1,000,000      943,697
  Nynex Capital Funding                                                  8.750%       12/01/2004      1,000,000    1,078,799
  Phoenix Home Life Mutual                                               6.950%       12/01/2006      1,000,000      977,461

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                                  accessor 20

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         INTERMEDIATE FIXED-INCOME FUND
                            SCHEDULE OF INVESTMENTS
                              AS OF JUNE 30, 1999

----------------------------------------------------------------------------------------------------------------------------
                                                                        INTEREST       MATURITY     PRINCIPAL
  DESCRIPTION                                                             RATE           DATE         AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE - OTHER - CONTINUED
  Sears Roebuck Acceptance Corporation                                   6.000%       03/20/2003    $   600,000  $   590,622
  Western National                                                       7.125%       02/15/2004        330,000      334,079
                                                                                                                 -----------
INDUSTRIALS (21.3%)                                                                                                7,186,629

  Amgen                                                                  6.500%       12/01/2007        400,000      388,154
  Anheuser-Busch                                                         6.750%       06/01/2005        500,000      496,206
  Anheuser-Busch                                                         5.750%       01/15/2011        500,000      453,833
  Archer Daniels Midland                                                 6.250%       05/15/2003      1,000,000      993,164
  Arrow Electronics                                                      7.000%       01/15/2007        500,000      490,224
  Avnet                                                                  6.450%       08/15/2003      1,000,000      997,494
  Coca Cola                                                              6.950%       11/15/2026        500,000      474,534
  Dayton Hudson                                                          8.600%       01/15/2012        500,000      554,496
  Eli Lilly                                                              7.125%       06/01/2025        592,000      590,901
  Fortune Brands                                                         6.250%       04/01/2008        455,000      443,677
  General Motors                                                         8.100%       06/15/2024      1,000,000    1,000,811
  IBM                                                                    8.375%       11/01/2019      1,000,000    1,130,242
  JC Penney                                                              8.250%       08/15/2022      1,000,000    1,049,690
  JC Penney                                                              7.400%       04/01/2037        500,000      503,528
  John Deere & Company                                                   8.950%       06/15/2019        500,000      576,592
  Kaiser Foundation Hospital                                             8.750%       08/11/2003      1,200,000    1,283,815
  McDonald's                                                             6.625%       09/01/2005        500,000      501,902
  VF Corporation                                                         6.750%       06/01/2005        750,000      744,273
                                                                                                                 -----------
                                                                                                                  12,673,536

TRANSPORTATION (2.4%)
  Continental Airlines                                                   6.320%       11/01/2008      1,000,000      956,460
  Union Pacific Railroad                                                 7.060%       05/15/2003        500,000      501,235
                                                                                                                 -----------
                                                                                                                   1,457,695
UTILITIES (15.2%)
  BellSouth Telecommunications                                           8.250%       07/01/2032      1,019,000    1,034,818
  BellSouth Telecommunications                                           7.875%       08/01/2032        500,000      495,710
  BellSouth Telecommunications                                           6.300%       12/15/2015        450,670      441,167
  Carolina Telphone & Telecommunication                                  6.750%       08/15/2013        375,000      363,422
  Central Power & Light                                                  6.625%       07/01/2005      1,000,000      990,574
  Chesapeake & Potomac Telephone Company                                 7.625%       12/01/2012        865,000      912,824
  Entergy Mississippi                                                    6.450%       04/01/2008      1,000,000      948,660
  GTE North                                                              6.375%       02/15/2010        500,000      483,114
  Idaho Power                                                            8.750%       03/15/2027        400,000      427,380
  National Rural Utilities                                               6.750%       09/01/2001      1,000,000    1,007,165
  Pacific Gas & Electric                                                 8.250%       11/01/2022        500,000      508,545
  SBC Communications                                                     7.500%       02/01/2033        405,000      377,370
  Wisconsin Electric Power                                               7.250%       08/01/2004      1,000,000    1,032,630
                                                                                                                 -----------
                                                                                                                   9,023,379

TOTAL CORPORATE BONDS (IDENTIFIED COST $41,713,055)                                                               39,839,257
                                                                                                                 -----------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                                  accessor 21

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         INTERMEDIATE FIXED-INCOME FUND
                            SCHEDULE OF INVESTMENTS
                              AS OF JUNE 30, 1999

----------------------------------------------------------------------------------------------------------------------------
                                                                        INTEREST       MATURITY     PRINCIPAL
  DESCRIPTION                                                             RATE           DATE         AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES (20.4%)

U.S. TREASURY BONDS (4.8%)
  United States Treasury Bond                                            8.750%       08/15/2020     $  500,000  $   641,407
  United States Treasury Bond                                            8.125%       08/15/2021      1,840,000    2,238,476
                                                                                                                 -----------
                                                                                                                   2,879,883
U.S. TREASURY NOTES (2.4%)
  United States Treasury Note                                            6.250%       02/15/2003        200,000      203,375
  United States Treasury Note                                            5.625%       02/15/2006        500,000      492,344
  United States Treasury Note                                            6.125%       08/15/2007        250,000      252,735
  United States Treasury Note                                            5.500%       02/15/2008        500,000      486,250
                                                                                                                 -----------
                                                                                                                   1,434,704
FEDERAL FARM CREDIT BANK (0.2%)
  FFCB                                                                   6.190%       01/14/2008        100,000       95,488
                                                                                                                 -----------
                                                                                                                      95,488
FEDERAL HOME LOAN BANK (5.5%)
  FHLB                                                                   5.750%       03/03/2008        245,000      232,984
  FHLB                                                                   6.095%       03/16/2005      1,000,000      978,743
  FHLB                                                                   6.185%       05/06/2008      1,000,000      979,456
  FHLB                                                                   6.010%       04/22/2008        100,000       96,783
  FHLB                                                                   5.125%       09/15/2003        500,000      481,085
  FHLB                                                                   6.000%       03/26/2004        500,000      491,093
                                                                                                                 -----------
                                                                                                                   3,260,144
FEDERAL HOME LOAN MORTGAGE CORPORATION (4.2%)
  FHLMC                                                                  5.900%       02/14/2006        100,000       97,900
  FHLMC                                                                  6.980%       01/22/2007         75,000       76,023
  FHLMC                                                                  5.750%       07/15/2003        500,000      496,029
  FHLMC                                                                  5.125%       10/15/2008      1,000,000      907,334
  FHLMC                                                                  5.750%       03/15/2009      1,000,000      945,382
                                                                                                                 -----------
                                                                                                                   2,522,668
FEDERAL NATIONAL MORTGAGE ASSOCIATION (3.3%)
  FNMA                                                                   5.125%       02/13/2004        516,000      494,419
  FNMA                                                                   6.690%       02/02/2011        500,000      478,883
  FNMA                                                                   6.350%       05/18/2005        500,000      488,716
  FNMA                                                                   6.460%       06/26/2008        500,000      479,815
                                                                                                                 -----------
                                                                                                                   1,941,833

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $12,706,795)                                         12,134,720
                                                                                                                 -----------
SHORT-TERM INVESTMENTS (1.8%)
  Fifth Third Repurchase Agreement Dated                                 4.550%       07/01/1999      1,073,581    1,073,581
                                                                                                                 -----------
  6/30/99 (Collateralized by 1,087,000 U.S. Treasury
  Notes, 7.50%, 10-31-99, market value $1,095,322)

  TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,073,581)                                                        1,073,581
                                                                                                                 -----------

  TOTAL INVESTMENTS (98.4%) (IDENTIFIED COST $61,039,036)                                                         58,601,754

  OTHER ASSETS LESS LIABILITIES (1.6%)                                                                               928,129
                                                                                                                 -----------

  NET ASSETS (100.0%)                                                                                            $59,529,883
                                                                                                                 -----------
                                                                                                                 -----------

--------------------------------------------------------------------------------
(1) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                                  accessor 22

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                            SCHEDULE OF INVESTMENTS
                              AS OF JUNE 30, 1999

---------------------------------------------------------------------------------------------------------------------------------
                                                                     INTEREST       MATURITY          PRINCIPAL
  DESCRIPTION                                                          RATE           DATE              AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (45.9%)

ENERGY (2.6%)
  Amoco Canada                                                         7.250%       12/01/2002       $    500,000   $     514,705
  Chevron Trust Fund                                                   8.110%       12/01/2004            650,587         681,782
  Shell Oil                                                            6.625%       07/01/1999            250,000         250,000
                                                                                                                     -------------
                                                                                                                        1,446,487

FINANCE - BANKS (4.9%)
  BankBoston                                                           6.380%       08/11/2000            245,000         244,734
  Chase Manhattan                                                      8.625%       05/01/2002            400,000         420,654
  First Bank Minnesota                                                 6.250%       08/15/2005            500,000         495,673
  First USA Bank                                                       6.625%       12/03/2001          1,115,000       1,120,015
  NCNB                                                                 9.500%       06/01/2004            285,000         317,965
  Security Pacific                                                    10.300%       05/15/2001            125,000         132,293
                                                                                                                      ------------
                                                                                                                        2,731,334

FINANCE - BROKER RELATED (3.4%)
  Bear Stearns                                                         6.500%       07/05/2000            500,000         501,349
  Bear Stearns                                                         6.125%       02/01/2003            500,000         488,449
  Merrill Lynch                                                        6.000%       03/01/2001            500,000         497,615
  Morgan Stanley Dean Witter                                           6.875%       03/01/2003            400,000         404,309
                                                                                                                      ------------
                                                                                                                        1,891,722

FINANCE - OTHER (15.1%)
  American General Finance                                             6.200%       03/15/2003            460,000         454,858
  Associates Corporation                                               6.750%       08/01/2001          1,130,000       1,140,954
  Chrysler Financial                                                   6.110%       07/28/1999            310,000         310,105
  Diageo PLC                                                           6.500%       09/15/1999            500,000         500,620
  Ford Motor Credit                                                    7.500%       06/15/2004            500,000         515,086
  Ford Motor Credit                                                    6.250%       11/08/2000            650,000         651,318
  General Motors Acceptance Corporation                                6.700%       04/30/2001            395,000         397,834
  General Motors Acceptance Corporation                                5.375%       09/30/2002            500,000         482,856
  IBM Credit                                                           5.875%       08/25/1999            300,000         300,054
  International Lease Finance Corporation                              5.780%       03/01/2001            350,000         347,358
  International Lease Finance Corporation                              6.875%       05/01/2001            535,000         541,950
  Nordstrom Credit                                                     6.700%       07/01/2005            500,000         496,925
  SAFECO                                                               7.875%       04/01/2005            500,000         513,758
  Sears Roebuck Acceptance Corporation                                 6.400%       10/11/2000            350,000         350,244
  Sears Roebuck Acceptance Corporation                                 6.630%       07/09/2002            542,000         540,770
  Sears Roebuck Acceptance Corporation                                 6.360%       12/04/2001            525,000         522,115
  Western National                                                     7.125%       02/15/2004            330,000         334,079
                                                                                                                      ------------
                                                                                                                        8,400,884
INDUSTRIALS (10.5%)
  Anheuser-Busch                                                       8.750%       12/01/1999            270,000         272,914
  Anheuser-Busch                                                       6.750%       06/01/2005            500,000         496,206
  Avnet                                                                6.450%       08/15/2003          1,000,000         997,494
  Baxter International                                                 9.250%       12/15/1999            200,000         202,761
  Englehard                                                            6.500%       09/01/2000            445,000         445,313
  First Data                                                           6.625%       04/01/2003            500,000         500,216
  General Motors                                                       9.125%       07/15/2001          1,085,000       1,138,655
  McDonald's                                                           6.625%       09/01/2005            500,000         501,902
  Toys R Us                                                            8.250%       02/01/2017            267,000         270,610

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                                  accessor 23

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                            SCHEDULE OF INVESTMENTS
                              AS OF JUNE 30, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                     INTEREST       MATURITY          PRINCIPAL
  DESCRIPTION                                                          RATE           DATE              AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS - CONTINUED
  VF Corporation                                                       6.750%       06/01/2005         $1,000,000    $     992,364
                                                                                                                       ------------
                                                                                                                         5,818,435
TRANSPORTATION (1.9%)
  Southwest Airlines                                                   8.750%       10/15/2003            500,000          536,977
  Union Pacific Railroad                                               7.060%       05/15/2003            500,000          501,235
                                                                                                                       ------------
                                                                                                                         1,038,212
UTILITIES (7.5%)
  Baltimore Gas & Electric                                             8.375%       08/15/2001            300,000          311,845
  Iowa Electric Light & Power                                          8.625%       05/15/2001            395,000          410,433
  Metropolitan Edison                                                  7.220%       01/30/2003            500,000          506,926
  PacifiCorp                                                           6.310%       07/28/2003            550,000          544,494
  Pennsylvania Power & Light                                           6.000%       06/01/2000            750,000          749,603
  Public Service Electric & Gas                                        7.875%       11/01/2001            275,000          283,049
  Southern Cal Edison                                                  5.875%       01/15/2001             90,000           89,531
  SBC Communications Captial                                           5.880%       10/06/2003          1,000,000          972,667
  U.S. West Communications                                             8.875%       06/01/2031            250,000          258,641
                                                                                                                       ------------
                                                                                                                         4,127,189

YANKEE (0.6%)
  Province of Manitoba                                                 9.500%       10/01/2000            300,000          313,158
                                                                                                                       ------------
                                                                                                                           313,158

TOTAL CORPORATE BONDS (IDENTIFIED COST $26,216,146)                                                                     25,767,421
                                                                                                                       ------------

U.S. GOVERNMENT AND AGENCY SECURITIES (48.4%)

U.S. TREASURY NOTES (19.2%)
  United States Treasury Note                                          6.875%       07/31/1999            200,000          200,313
  United States Treasury Note                                          8.000%       08/15/1999          1,820,000        1,827,395
  United States Treasury Note                                          7.125%       09/30/1999            650,000          653,453
  United States Treasury Note                                          6.000%       10/15/1999            565,000          566,766
  United States Treasury Note                                          5.875%       11/15/1999            565,000          566,766
  United States Treasury Note                                          5.875%       06/30/2000            500,000          502,657
  United States Treasury Note                                          5.625%       02/28/2001            500,000          501,094
  United States Treasury Note                                          6.375%       03/31/2001             35,000           35,492
  United States Treasury Note                                          6.500%       08/31/2001            500,000          509,375
  United States Treasury note                                          6.250%       10/31/2001          1,300,000        1,318,282
  United States Treasury Note                                          6.250%       01/31/2002          1,400,000        1,420,563
  United States Treasury Note                                          6.250%       02/28/2002          1,300,000        1,319,500
  United States Treasury Note                                          6.625%       03/31/2002             40,000           41,000
  United States Treasury Note                                          6.500%       05/31/2002            430,000          439,675
  United States Treasury Note                                          5.625%       12/31/2002            250,000          249,453
  United States Treasury Note                                          5.500%       03/31/2003            500,000          496,250
                                                                                                                       ------------
                                                                                                                        10,648,034

FEDERAL HOME LOAN BANK (FHLB) (6.7%)
  FHLB                                                                 6.000%       03/27/2002          1,000,000          995,311
  FHLB                                                                 5.780%       03/05/2003            100,000           98,549
  FHLB                                                                 6.000%       03/26/2004            500,000          491,093
  FHLB                                                                 6.095%       03/16/2005          2,000,000        1,957,486
  FHLB                                                                 6.250%       04/06/2005             50,000           49,199
  FHLB                                                                 6.400%       05/26/2005            125,000          123,318
                                                                                                                       ------------
                                                                                                                         3,714,956

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                                  accessor 24

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                            SCHEDULE OF INVESTMENTS
                              AS OF JUNE 30, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                     INTEREST       MATURITY          PRINCIPAL
  DESCRIPTION                                                          RATE           DATE              AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (6.9%)
  FHLMC                                                                6.150%       03/06/2003       $  1,250,000    $  1,240,848
  FHLMC                                                                5.750%       07/15/2003          1,750,000       1,736,103
  FHLMC Pool E30447                                                    8.500%       02/01/2006              5,925           6,115
  FHLMC Pool E39980                                                    8.500%       08/01/2006              4,717           4,869
  FHLMC                                                                6.540%       11/06/2007            250,000         245,297
  FHLMC                                                                7.214%       03/19/2007            500,000         505,434
  FHLMC Pool E43681                                                    7.500%       01/01/2008            113,316         115,267
                                                                                                                      ------------
                                                                                                                        3,853,933

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (15.6%)
  FNMA                                                                 5.320%       05/08/2001          1,000,000         988,896
  FNMA                                                                 5.740%       02/09/2004          2,500,000       2,423,648
  FNMA                                                                 8.500%       02/01/2005            200,000         203,299
  FNMA                                                                 6.350%       05/18/2005            500,000         488,715
  FNMA                                                                 6.430%       05/23/2005            500,000         487,940
  FNMA                                                                 7.930%       09/20/2006            150,000         150,654
  FNMA                                                                 7.330%       04/02/2007             50,000          50,403
  FNMA                                                                 6.850%       09/25/2007          1,000,000         978,198
  FNMA                                                                 6.860%       10/16/2007          2,140,000       2,093,603
  FNMA Pool 185550                                                     7.000%       11/01/2007             64,882          65,274
  FNMA                                                                 6.500%       07/07/2008            585,000         561,589
  FNMA Pool 50953                                                      7.000%       12/01/2008            150,865         151,765
                                                                                                                      ------------
                                                                                                                        8,643,984

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES                                                                            26,860,907
  (IDENTIFIED COST $27,352,966)                                                                                       ------------




SHORT-TERM INVESTMENTS (3.3%)

  Fifth Third Repurchase Agreement Dated                               4.550%       07/01/1999          1,832,492       1,832,492
                                                                                                                      ------------
  6/30/99 (Collateralized by 1,855,000 U.S. Treasury
  Notes, 7.50%, 10-31-99, market value $1,869,201)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,832,492)                                                               1,832,492
                                                                                                                      ------------

TOTAL INVESTMENTS (98.2%) (IDENTIFIED COST $55,401,604)                                                                54,460,820

OTHER ASSETS LESS LIABILITIES (1.8%)                                                                                    1,001,677
                                                                                                                      ------------

NET ASSETS (100.0%)                                                                                                 $  55,462,497
                                                                                                                      ------------
                                                                                                                      ------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                                  accessor 25

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            MORTGAGE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                              AS OF JUNE 30, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                     INTEREST       MATURITY          PRINCIPAL
  DESCRIPTION                                                          RATE           DATE              AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITITES (3.6%)

  Chevy Chase Auto Receivables Trust 1996-2                            5.900%       07/15/2003        $   245,060     $     245,502
  Green Tree Financial - 1994 - D(1)                                   9.050%       01/15/2015          1,000,000         1,024,060
  Green Tree Financial - 1997 - I                                      7.290%       03/15/2028            800,000           808,480
  Green Tree Financial - 1998 - E                                      6.660%       08/15/2017          1,600,000         1,605,312
  Merrill Lynch FHA 42                                                 7.430%       09/01/2022          1,208,202         1,217,734
  TMS SBA Loan Trust - 1999 - 1A                                       5.543%       07/15/2025          1,185,341         1,185,150
                                                                                                                        ------------
                                                                                                                          6,086,238

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $6,105,459)                                                                6,086,238
                                                                                                                        ------------
PROJECT LOANS (8.0%)

  Arbors of Little Rock                                                7.450%       11/01/2038          1,517,042         1,530,453
  Chapel Hill Assisted Living                                          7.750%       09/15/1999            515,000           531,527
  CLC Excelsior II Apartments                                          7.875%       02/01/2039          1,000,000         1,047,400
  Country Club Village                                                 7.660%       09/01/2038          1,671,071         1,729,993
  Desert Mirage Apartments                                             7.250%       11/25/2037            127,893           127,920
  Enclave at Quail Crossing                                            7.750%       08/31/2038            999,406         1,031,737
  Enclave at Stone Brook                                               7.500%       11/01/2038          1,026,020         1,037,890
  Evergreen Towers                                                     7.375%       01/01/2039          1,004,700         1,003,696
  Orchard Park Inn                                                     7.840%       03/01/2028          1,019,311         1,050,175
  Poplar Towers Apartments                                             7.750%       06/01/2037            403,715           419,385
  Prairie District Lofts                                               7.405%       05/01/2039            945,000           948,629
  River Bluff Apartments                                               7.750%       06/01/2037             19,951            21,860
  Rosewood                                                             8.000%       07/01/2037          1,041,019         1,081,213
  Sunshine Gardens West                                                7.470%       11/01/2038              4,938             5,271
  Triangle Point                                                       7.750%       09/01/2039            983,331         1,008,366
  Villages at Clear Springs                                            7.625%       09/30/2038          1,095,598         1,116,480
                                                                                                                        ------------
                                                                                                                         13,691,995

TOTAL PROJECT LOANS (IDENTIFIED COST $13,454,171)                                                                        13,691,995
                                                                                                                        ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (10.1%)

  Chase Commercial Securities 1997-2-A1                                6.450%       12/19/2004          1,431,475         1,429,743
  Commercial Mortgage Asset Trust 1999-C1-A1                           6.250%       08/17/2006            995,425           977,597
  Deutsche Mortgage and Asset Receiving
    Corporation 1998-C1-A1                                             6.220%       09/15/2007            577,724           563,258
  First Union-Lehman Brothers Commercial
    Mortgage 1997-C1-A1                                                7.150%       02/18/2004          1,114,319         1,127,590
  GMAC Commercial Mortgage Securities 1998-c2                          0.823%       08/15/2023         16,620,000           680,755
  GS Mortgage Securities 1998-1 CLA(2)                                 8.000%       09/20/2027          1,506,664         1,627,813
  GS Mortgage Securities 1998-2 CLA(2)                                 7.750%       05/19/2027          1,376,747         1,394,540
  LB Commercial Conduit Mortgage
    Trust 1999-C1-A2                                                   6.780%       12/15/2030          1,850,000         1,815,979
  Merit Securities 11 CL1-A1                                           6.580%       07/28/2022             24,630            24,523
  Morgan Stanley Capital I-1998-CF1-A1                                 6.330%       10/15/2007            543,800           536,660
  Morgan Stanley Capital I-1998-CF1-A1(2)                              1.059%       12/15/2012         12,813,000           606,695
  Residential Accredit Loans 1997-QS10                                 7.250%       10/25/2027            743,481           748,105
  Residential Asset Securitization
    Trust 1997-A7                                                      7.750%       09/25/2027          2,300,000         2,321,980

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                                  accessor 26

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            MORTGAGE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                              AS OF JUNE 30, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                     INTEREST       MATURITY          PRINCIPAL
  DESCRIPTION                                                          RATE           DATE              AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Residential Asset Securitization
   Trust 1998-A8                                                      6.750%       08/25/2028      $    935,940        $    923,773
  Rural Housing Trust 1987-1 Rural 2C                                 6.830%       04/01/2026           647,850             642,007
  Ryland Mortgage Securities 1994-7AA2                                7.000%       08/25/2025           857,412             856,443
  Union Planters Mortgage Financial 1998-1                            6.350%       01/25/2028           825,562             821,063
                                                                                                                        ------------
                                                                                                                         17,098,524

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                                17,098,524
 (IDENTIFIED COST $17,599,427)                                                                                          ------------

U.S. GOVERNMENT AND AGENCY BONDS (73.0%)

U.S. TREASURY BONDS (1.4%)
  United States Treasury Bond                                         5.000%       02/28/2001          2,300,000          2,282,032
                                                                                                                        ------------
                                                                                                                          2,282,032

U.S. TREASURY NOTES (2.4%)
  United States Treasury Note                                         5.500%       03/31/2003         1,750,000           1,736,875
  United States Treasury Note                                         5.500%       05/31/2003           350,000             347,156
  United States Treasury Note                                         4.750%       02/15/2004           390,000             374,766
  United States Treasury Note (CPI)                                   3.875%       04/15/2029         1,617,584           1,596,353
                                                                                                                        ------------
                                                                                                                          4,055,150

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (17.3%)
  GNMA                                                                8.200%       06/15/2012             29,508             30,365
  GNMA                                                                8.200%       05/15/2013             42,543             43,773
  GNMA                                                                6.000%       04/15/2014          1,000,100            966,748
  GNMA                                                                8.000%       08/15/2016            211,721            220,176
  GNMA                                                                8.000%       03/15/2017             47,813             49,712
  GNMA                                                                8.000%       04/15/2017             75,261             78,249
  GNMA                                                                8.000%       02/15/2022            284,931            293,773
  GNMA                                                                7.500%       12/15/2022            870,610            880,327
  GNMA                                                                7.500%       05/15/2023            684,116            693,219
  GNMA                                                                6.500%       10/15/2023            219,565            211,655
  GNMA                                                                6.500%       11/15/2023            819,587            790,060
  GNMA                                                                6.500%       12/15/2023          2,945,486          2,842,000
  GNMA                                                                6.500%       01/15/2024          1,565,506          1,509,103
  GNMA                                                                6.500%       02/15/2024            649,118            625,733
  GNMA                                                                6.500%       03/15/2024            225,430            217,309
  GNMA                                                                6.500%       04/15/2024          1,198,834          1,155,644
  GNMA                                                                8.000%       02/15/2025             24,785             25,490
  GNMA                                                                8.000%       05/15/2025             28,688             29,504
  GNMA                                                                8.000%       07/15/2025            416,790            428,641
  GNMA                                                                8.000%       08/15/2025             43,010             44,233
  GNMA                                                                8.000%       09/15/2025            169,523            174,343
  GNMA                                                                8.000%       11/15/2025            384,959            395,906
  GNMA                                                                6.500%       03/15/2026            185,957            180,037
  GNMA                                                                7.500%       08/15/2026             85,773             86,852
  GNMA                                                                8.000%       09/20/2026          1,239,481          1,265,233
  GNMA                                                                7.250%       12/15/2026            341,762            350,008
  GNMA                                                                7.500%       08/15/2027             36,619             37,027
  GNMA                                                                7.500%       09/15/2027            286,336            289,532
  GNMA                                                                7.000%       10/15/2027            142,303            140,669
  GNMA                                                                7.500%       10/15/2027             83,260             84,190

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                                  accessor 27

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           MORTGAGE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                              AS OF JUNE 30, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                 INTEREST       MATURITY          PRINCIPAL
  DESCRIPTION                                                      RATE           DATE              AMOUNT                VALUE
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - CONTINUED
  GNMA                                                            7.000%       11/15/2027        $    36,498         $     36,079
  GNMA                                                            7.500%       11/15/2027             94,750               95,808
  GNMA                                                            6.500%       04/15/2028            582,850              562,083
  GNMA                                                            7.000%       06/15/2028          5,485,325            5,421,704
  GNMA                                                            7.000%       07/15/2028            903,265              892,789
  GNMA                                                            7.000%       08/15/2028            887,518              877,224
  GNMA                                                            7.000%       09/15/2028          1,267,540            1,252,838
  GNMA                                                            6.500%       11/15/2028            807,860              779,076
  GNMA                                                            6.500%       12/15/2028            219,383              211,567
  GNMA                                                            7.000%       12/15/2028            886,049              875,773
  GNMA                                                            6.500%       01/15/2029            432,195              416,625
  GNMA                                                            6.500%       02/15/2029            754,077              726,910
  GNMA                                                            6.000%       02/20/2029          1,488,647            1,388,575
  GNMA                                                            7.000%       05/15/2029            437,274              432,101
  GNMA                                                            7.250%       11/25/2037          1,372,107            1,372,395
                                                                                                                      ------------
                                                                                                                       29,481,058


FEDERAL HOUSING AUTHORITY (FHA) (0.1%)
  FHA - Blair Project                                            10.875%       08/01/2028            152,298              149,133
                                                                                                                      ------------
                                                                                                                          149,133


FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (32.3%)
  FHLMC                                                           9.230%       08/15/2008            208,687              215,512
  FHLMC                                                           6.500%        08/1/2010            276,051              273,105
  FHLMC                                                           6.500%        09/1/2010            280,751              277,754
  FHLMC                                                           6.500%        10/1/2010            577,920              571,751
  FHLMC                                                           6.500%        11/1/2010            276,774              273,820
  FHLMC                                                           6.500%        01/1/2011            379,216              375,168
  FHLMC                                                           6.500%        02/1/2011            328,326              324,822
  FHLMC                                                           6.500%        04/1/2011            759,996              751,631
  FHLMC                                                           7.500%        03/1/2012            329,436              335,004
  FHLMC                                                           7.000%        07/1/2012            310,677              312,355
  FHLMC                                                           6.500%        12/1/2012          2,955,232            2,919,544
  FHLMC                                                           6.500%        02/1/2013            226,864              224,124
  FHLMC                                                           6.000%        04/1/2013             64,726               62,593
  FHLMC                                                           6.500%        04/1/2013             23,930               23,635
  FHLMC                                                           5.500%        05/1/2013            476,543              470,788
  FHLMC                                                           5.500%        06/1/2013             43,685               41,392
  FHLMC                                                           5.500%        11/1/2013             71,893               68,118
  FHLMC                                                           5.500%        12/1/2013          1,814,750            1,719,474
  FHLMC                                                           6.500%        01/1/2014            558,038              551,166
  FHLMC                                                           6.000%        03/1/2014          1,357,946            1,312,842
  FHLMC                                                           6.000%        05/1/2014            142,282              137,556
  FHLMC                                                           6.000%        06/1/2014            499,950              483,345
  FHLMC                                                           8.750%        12/1/2014              9,908               10,508
  FHLMC                                                           9.000%        09/1/2018            249,445              267,354
  FHLMC                                                           7.000%        06/1/2024             28,909               28,698
  FHLMC                                                           8.000%        07/1/2024            901,607              927,317
  FHLMC                                                           8.000%        08/1/2024            150,967              155,271
  FHLMC                                                           8.000%        06/1/2025             14,630               15,083
  FHLMC                                                           8.000%        07/1/2025            642,882              661,905

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                                  accessor 28

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            MORTGAGE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                              AS OF JUNE 30, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                 INTEREST       MATURITY          PRINCIPAL
  DESCRIPTION                                                      RATE           DATE              AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - CONTINUED
  FHLMC                                                             8.000%        09/1/2025      $      17,776     $     18,268
  FHLMC                                                             8.000%        11/1/2025             26,416           27,147
  FHLMC                                                             8.000%        12/1/2025            153,786          158,336
  FHLMC                                                             8.000%        01/1/2026             10,838           11,137
  FHLMC                                                             7.000%        05/1/2026            138,276          137,267
  FHLMC                                                             8.000%        06/1/2026            258,059          265,072
  FHLMC                                                             8.000%        09/1/2027              9,011            9,268
  FHLMC                                                             6.500%        10/1/2028             88,032           85,231
  FHLMC                                                             6.500%        11/1/2028            567,486          549,428
  FHLMC                                                             6.500%        12/1/2028          5,260,814        5,093,412
  FHLMC                                                             6.000%        02/1/2029          1,000,000          942,898
  FHLMC                                                             6.000%        03/1/2029          2,000,001        1,885,798
  FHLMC                                                             6.500%        04/1/2029          3,491,324        3,379,264
  FHLMC                                                             6.500%        05/1/2029          3,457,695        3,346,554
  FHLMC                                                             6.500%        06/1/2029         26,144,310       25,303,957
                                                                                                                    ------------
                                                                                                                     55,004,672

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (19.5%)
  FNMA                                                              8.000%        10/1/2009            260,312          267,810
  FNMA                                                              8.000%        11/1/2010            860,459          884,904
  FNMA                                                              6.500%        02/1/2013            324,955          320,629
  FNMA                                                              6.500%        03/1/2013            325,032          320,700
  FNMA                                                              6.500%        05/1/2013             23,091           22,780
  FNMA                                                              6.000%        07/1/2013            816,283          788,616
  FNMA                                                              6.000%        08/1/2013            778,536          752,149
  FNMA                                                              6.000%        09/1/2013            253,673          245,075
  FNMA                                                              5.500%        10/1/2013          2,929,175        2,773,876
  FNMA                                                              6.000%        11/1/2013            682,496          659,365
  FNMA                                                              5.500%        12/1/2013          2,714,002        2,570,112
  FNMA                                                              6.000%        12/1/2013          1,861,922        1,798,817
  FNMA                                                              6.000%        01/1/2014            568,396          549,131
  FNMA                                                              5.500%        02/1/2014            335,480          317,208
  FNMA                                                              6.000%        02/1/2014          4,866,934        4,701,374
  FNMA                                                              5.500%        03/1/2014            385,254          364,750
  FNMA                                                              6.000%        03/1/2014          1,984,127        1,916,666
  FNMA                                                              6.000%        04/1/2014             35,906           34,679
  FNMA                                                              6.000%        05/1/2014          1,928,416        1,862,798
  FNMA                                                              6.500%        07/1/2014            500,050          492,973
  FNMA                                                              8.000%        05/1/2022            160,289          165,136
  FNMA                                                              6.000%        06/1/2024          1,727,934        1,668,922
  FNMA                                                              7.500%        08/1/2025            125,762          127,382
  FNMA                                                              7.000%        10/1/2025            649,335          643,870
  FNMA                                                              7.500%        11/1/2025             23,283           23,583
  FNMA                                                              7.500%        08/1/2026             29,806           30,177
  FNMA                                                              7.000%        09/1/2026            392,791          389,485
  FNMA                                                              7.000%        04/1/2027            607,309          601,874
  FNMA                                                              7.500%        11/1/2027             19,844           20,085
  FNMA                                                              6.500%        01/1/2028            148,475          143,791
  FNMA                                                              6.500%        04/1/2028          1,728,666        1,673,187
  FNMA                                                              6.500%        05/1/2028            276,478          267,605
  FNMA                                                              7.500%        05/1/2028            357,771          361,920

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

                                  accessor 29

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            MORTGAGE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                              AS OF JUNE 30, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                     INTEREST        MATURITY         PRINCIPAL
  DESCRIPTION                                                          RATE            DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - CONTINUED
  FNMA                                                                 6.500%        08/1/2028      $     374,280   $    362,268
  FNMA                                                                 6.000%        10/1/2028          2,953,157      2,780,794
  FNMA                                                                 6.000%        12/1/2028            833,803        785,137
  FNMA                                                                 6.000%        01/1/2029            645,290        607,627
  FNMA                                                                 6.000%        02/1/2029            238,298        224,389
  FNMA                                                                 6.500%        02/1/2029            710,417        687,618
                                                                                                                     ------------
                                                                                                                      33,209,262

TOTAL U.S. GOVERNMENT AND AGENCY BONDS
 (IDENTIFIED COST $126,402,316)                                                                                      124,181,307
                                                                                                                     ------------

SHORT-TERM INVESTMENTS (5.7%)
  Fifth Third Repurchase Agreement dated                               4.550%       07/01/1999          9,720,000      9,720,000
  6/30/99 (Collateralized by 9,915,000 FNMA #4060067,                                                                ------------
  6.50%, 8-01-24, Market Value $9,915,000)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $9,720,000)                                                              9,720,000
                                                                                                                     ------------

TOTAL INVESTMENTS (100.4%) (IDENTIFIED COST $173,281,373)                                                            170,778,064

OTHER ASSETS LESS LIABILITIES (-0.4%)                                                                                   (596,279)
                                                                                                                     ------------
NET ASSETS (100.0%)                                                                                                $ 170,181,785
                                                                                                                     ------------
                                                                                                                     ------------


---------------------------------------------------------------------------------------------
  FORWARD COMMITMENTS
                                                          PRINCIPAL        DELIVERY         COUPON
  AGENCY                                                   AMOUNT            DATE            RATE               VALUE
TBA PURCHASE COMMITMENTS AT JUNE 30, 1999
(Cost payable $16,818,438)
  FHLMC                                                $    2,000,000      07/19/1999         5.50%           $  1,824,376
  FNMA                                                      2,000,000      07/14/1999         6.00%              1,881,250
  FNMA                                                     13,000,000      07/14/1999         7.50%             13,142,194
                                                                                                              ------------
                                                                                                             $  16,847,820
                                                                                                              ------------
                                                                                                              ------------

TBA SALE COMMITMENTS AT JUNE 30, 1999
(Proceeds receivable $12,045,415)
  FNMA                                                        700,000      07/14/1999         6.50%          $     676,593
  FNMA                                                      8,700,000      07/14/1999         6.50%              8,409,089
  FNMA                                                      3,000,000      08/16/1999         7.50%              3,030,000
                                                                                                               ------------
                                                                                                             $  12,115,682
                                                                                                               ------------
                                                                                                               ------------


OUTSTANDING FUTURES CONTRACTS

                                                                                                              UNREALIZED
                                                                           UNITS PER        CURRENT          APPRECIATION/
TYPE                                   EXPIRATION           CONTRACT       CONTRACT          VALUE          (DEPRECIATION)
  30 Year Bond Future (Buy)            09/20/1999              20            1,000      $  2,223,750          $  20,274
  30 Year Bond Future (Sell)           09/20/1999              30            1,000        (3,477,188)            25,358
  30 Year Bond Future (Sell)           09/20/1999              67            1,000        (7,303,000)           (10,971)
                                                                                                             ------------
                                                                                                             $   34,661
                                                                                                             ------------
                                                                                                             ------------

See Note 2 for more information regarding forward commitments.
(1) Security has been segregated with the custodian to cover margin requirements for the open futures contracts at June 30, 1999.
(2) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 30

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           U.S. GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS
                               AS OF JUNE 30, 1999

-------------------------------------------------------------------------------------------------
                                      INTEREST    MATURITY        PRINCIPAL
DESCRIPTION                             RATE        DATE            AMOUNT            VALUE
-------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (91.9%)

FEDERAL FARM CREDIT BANK (FFCB) (3.1%)
  FFCB Discount Note                    4.83%     05/16/2000       $ 10,000,000     $ 9,570,667
                                                                                     -----------
                                                                                      9,570,667
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (44.5%)
  FHLMC Discount Note                   4.73%     07/02/1999         10,000,000       9,998,686
  FHLMC Discount Note                   4.73%     07/06/1999         10,000,000       9,993,431
  FHLMC Discount Note                   4.88%     07/09/1999         16,084,000      16,066,558
  FHLMC Discount Note                   4.72%     07/30/1999         10,000,000       9,961,978
  FHLMC Discount Note                   4.74%     08/02/1999         10,000,000       9,957,911
  FHLMC Discount Note                   4.74%     08/06/1999         10,000,000       9,952,620
  FHLMC Discount Note                   4.79%     08/19/1999         10,000,000       9,934,803
  FHLMC Discount Note                   4.74%     08/26/1999         10,000,000       9,926,267
  FHLMC Discount Note                   4.88%     09/03/1999         10,000,000       9,913,244
  FHLMC Discount Note                   4.82%     09/15/1999         10,000,000       9,898,244
  FHLMC Discount Note                   4.97%     09/16/1999         10,000,000       9,893,697
  FHLMC Discount Note                   5.00%     09/30/1999         10,000,000       9,873,611
  FHLMC Discount Note                   5.00%     10/07/1999         10,000,000       9,863,889
                                                                                    -----------
                                                                                    135,234,939

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (34.7%)
  FNMA Discount Note                    4.71%     07/13/1999         10,000,000       9,984,290
  FNMA Discount Note                    4.72%     07/15/1999         10,000,000       9,981,644
  FNMA Discount Note                    5.03%     07/16/1999         16,201,000      16,167,045
  FNMA Discount Note                    4.70%     07/22/1999         10,000,000       9,972,613
  FNMA Discount Note                    4.74%     08/13/1999         10,000,000       9,943,383
  FNMA Discount Note                    4.89%     09/01/1999         10,000,000       9,915,783
  FNMA Discount Note                    4.91%     09/10/1999         10,000,000       9,903,164
  FNMA Discount Note                    5.02%     09/23/1999         20,000,000      19,765,733
  FNMA Discount Note                    5.06%     12/07/1999         10,000,000       9,776,517
                                                                                    -----------
                                                                                    105,410,172

FEDERAL HOME LOAN BANK (FHLB) (9.60%)
  FHLB Discount Note                    4.76%     04/27/2000         10,000,000       9,602,011
  FHLB Discount Note                    4.93%     09/10/1999         10,000,000       9,902,769
  FHLB Discount Note                    4.80%     02/01/2000         10,000,000       9,713,334
                                                                                    -----------
                                                                                     29,218,114

TOTAL U.S. AGENCY BONDS (Identified Cost $279,433,892)                              279,433,892
                                                                                    -----------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------


                                  accessor 31

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           U.S. GOVERNMENT MONEY FUND
                            SCHEDULE OF INVESTMENTS
                              AS OF JUNE 30, 1999

-------------------------------------------------------------------------------------------------
                                      INTEREST    MATURITY        PRINCIPAL
DESCRIPTION                             RATE        DATE            AMOUNT            VALUE
-------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (7.3%)

  Fifth Third Repurchase Agreement      4.55%     07/01/1999     $   22,331,878    $  22,331,878
  Dated 6/30/99 (Collateralized by                                                 -------------
  1,430,000 FGTW #G30141, 6.50%,
  01-01-19, market value $1,430,000
  and 21,349,000 FHLM #E00570, 6.00%,
  09-01-13, market value $21,349,000)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $22,331,878)                            22,331,878
                                                                                   -------------

TOTAL INVESTMENTS (99.2%) (IDENTIFIED COST $301,765,770)(1)                          301,765,770

OTHER ASSETS LESS LIABILITIES (0.8%)                                                   2,423,910
                                                                                   -------------
NET ASSETS (100.0%)                                                                $ 304,189,680
                                                                                   -------------
                                                                                   -------------

--------------------------------------------------------------------------------
(1)The identified cost for Federal Tax purposes is the same as shown above. PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------


                                  accessor 32

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABLILITIES
                            JUNE 30, 1999 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------
                                                                                 SMALL TO     INTERNATIONAL
DESCRIPTION                                         GROWTH       VALUE           MID-CAP         EQUITY
-------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, At Value (Note 2)                $303,829,306   $166,686,743   $388,949,926   $214,162,032
  Repurchase Agreements, At Cost                   8,993,806      4,727,470     12,825,190        400,883
                                             ----------------------------------------------------------------
  Total Investments (*)                          312,823,112    171,414,213    401,775,116    214,562,915
  Cash                                                    --             --             --             --
  Foreign Currency At Value                               --             --             --        195,922
  Receivable for Investments Sold                  1,220,007             --      6,061,902     10,123,242
  Receivable for Capital Shares Sold               3,689,303      1,592,789      3,051,154      2,561,002
  Dividends and Interest Receivable                  184,694        147,777         98,055        454,973
  Receivable for Futures Contract Settlement              --         87,500             --             --
  Tba Purchase Commitments, At Value                      --             --             --             --
-------------------------------------------------------------------------------------------------------------
  Total Assets                                   317,917,116    173,242,279    410,986,227    227,898,054
-------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Cash Overdraft                                      58,134             --             --             --
  Open Forward Currency Contracts                         --             --             --         22,521
  Distributions Payable                            1,335,993        527,593      5,190,456      1,367,736
  Payable for Investments Purchased                3,957,676             --             --     23,176,099
  Payable for Capital Shares Repurchased             226,332      1,800,033      3,910,340      1,737,790
  Payable Due to Accessor Capital (Note 3)           104,865         58,514        187,994         81,755
  Money Managers Fee Payable  (Note 3)               219,521        125,980        362,608        252,357
  Payable for Futures Contract Settlement                 --             --             --             --
  Tba Sale Commitments, At Value                          --             --             --             --
  Accrued Expenses and Other Liabilities              78,377         99,856        244,143        169,285
-------------------------------------------------------------------------------------------------------------
  Total Liabilities                                5,980,898      2,611,976      9,895,541     26,807,543
-------------------------------------------------------------------------------------------------------------
  Net Assets                                    $311,936,218   $170,630,303   $401,090,686   $201,090,511
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Paid-in Capital                               $237,855,808   $138,299,387   $328,073,723   $149,090,812
  Net Unrealized Appreciation
   (Depreciation) of Investments, Receivables,
    Payables, and Futures Contracts               62,194,622     21,220,820     47,020,376     27,483,493
  Undistributed Net Investment Income                    --          12,322             --        583,652
  Accumulated Net Realized Gain (Loss)
   On Investments, Futures, Contracts,
   Options, and Foreign Currencies                11,885,788     11,097,774     25,996,587     23,932,554
-------------------------------------------------------------------------------------------------------------
  Net Assets                                    $311,936,218   $170,630,303   $401,090,686   $201,090,511
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Advisor Class                                 $280,244,939   $150,594,556   $375,520,115   $180,255,980
  Investor Class                                  31,691,279     20,035,747     25,570,571     20,834,531
-------------------------------------------------------------------------------------------------------------
  Total                                         $311,936,218   $170,630,303   $401,090,686   $201,090,511
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
OUTSTANDING SHARES:
  Advisor Class                                    8,871,038      6,324,980     14,829,625      9,694,314
  Investor Class                                   1,007,950        841,410      1,014,911      1,126,227
-------------------------------------------------------------------------------------------------------------
  Total                                            9,878,988      7,166,390     15,844,536     10,820,541
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  Advisor Class                                 $      31.59   $      23.81   $      25.32   $      18.59
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Investor Class                                $      31.44   $      23.81   $      25.19   $      18.50
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  (*) Investments, At Cost                      $250,628,490   $150,380,080   $354,754,740   $187,029,062
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------


                                  accessor 33

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABLILITIES
                            JUNE 30, 1999 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------
                                               INTERMEDIATE       SHORT-INT       MORTGAGE       U.S. GOVERNMENT
DESCRIPTION                                    FIXED-INCOME      FIXED-INCOME    SECURITIES          MONEY
------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, At Value (Note 2)                $  57,528,173    $  52,628,328    $ 161,058,064    $ 279,433,892
  Repurchase Agreements, At Cost                    1,073,581        1,832,492        9,720,000       22,331,878
                                             ---------------------------------------------------------------------
  Total Investments (*)                            58,601,754       54,460,820      170,778,064      301,765,770
  Cash                                                     --               --            4,419               --
  Foreign Currency At Value                                --               --               --               --
  Receivable for Investments Sold                          --               --       15,505,702               --
  Receivable for Capital Shares Sold                  573,805          434,774          830,535        3,618,515
  Dividends and Interest Receivable                   996,784          965,053        1,086,333            2,823
  Receivable for Futures Contract Settlement               --               --               --               --
  Tba Purchase Commitments, At Value                       --               --       16,847,820               --
------------------------------------------------------------------------------------------------------------------
  Total Assets                                     60,172,343       55,860,647      205,052,873      305,387,108
------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Cash Overdraft                                           --               --               --               --
  Open Forward Currency Contracts                          --               --               --               --
  Distributions Payable                               518,876          294,200        1,176,164          998,216
  Payable for Investments Purchased                        --               --       21,116,277               --
  Payable for Capital Shares Repurchased               13,059           21,185           71,077          104,200
  Payable Due to Accessor Capital (Note 3)             17,459           16,142           49,934           57,435
  Money Manager Fee Payable  (Note 3) 5,910             7,250           92,875           29,660
  Payable for Futures Contract Settlement                  --               --           56,664               --
  Tba Sale Commitments, At Value                           --               --       12,115,682               --
  Accrued Expenses and Other Liabilities               87,156           59,373          192,415            7,917
------------------------------------------------------------------------------------------------------------------
  Total Liabilities                                   642,460          398,150       34,871,088        1,197,428
------------------------------------------------------------------------------------------------------------------
  Net Assets                                    $  59,529,883    $  55,462,497    $ 170,181,785    $ 304,189,680
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in Capital                                 $  62,221,300    $  56,379,030    $ 172,578,848    $ 304,192,659
  Net Unrealized Appreciation
  (Depreciation) of Investments,receivables,
   Payables, and Futures Contracts                 (2,437,282)        (940,784)      (2,509,533)              --
  Undistributed Net Investment Income                 (21,162)          (3,945)          31,139             (605)
  Accumulated Net Realized Gain (Loss)
   On Investments, Futures, Contracts,
   Options, and Foreign Currencies                   (232,973)          28,196           81,331           (2,374)
------------------------------------------------------------------------------------------------------------------
  Net Assets                                    $  59,529,883    $  55,462,497    $ 170,181,785    $ 304,189,680
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Advisor Class                                 $  49,990,136    $  48,756,491    $ 149,432,430    $ 297,465,288
  Investor Class                                    9,539,747        6,706,006       20,749,355        6,724,392
------------------------------------------------------------------------------------------------------------------
  Total                                         $  59,529,883    $  55,462,497    $ 170,181,785    $ 304,189,680
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
OUTSTANDING SHARES:
  Advisor Class                                     4,286,832        4,064,966       12,220,943      297,468,662
  Investor Class                                      818,093          559,112        1,696,962        6,724,227
------------------------------------------------------------------------------------------------------------------
  Total                                             5,104,925        4,624,078       13,917,905      304,192,889
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
  Advisor Class                                 $       11.66    $       11.99    $       12.23    $        1.00
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
  Investor Class                                $       11.66    $       11.99    $       12.23    $        1.00
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
  (*) Investments, At Cost                      $  61,039,036    $  55,401,604    $ 173,281,373    $ 301,765,770
------------------------------------------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMAION.
------------------------------------------------------------------------------------------------------------------


                                  accessor 34

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
                            JUNE 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------
                                                                                    SMALL TO     INTERNATIONAL
                                                     GROWTH            VALUE        MID-CAP         EQUITY
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (Net of Foreign Withholding
   Taxes of $232,565 for International
   Equity Fund, and $5,456 for Growth Fund)       $    855,523    $  1,101,317   $  1,032,379    $  1,767,307
  Interest                                              87,346         104,753        171,675         130,312
--------------------------------------------------------------------------------------------------------------
  Total Investment Income                              942,869       1,206,070      1,204,054       1,897,619
--------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management Fee (Note 3)                              537,812         311,626        959,299         475,106
  Money Manager Fee (Note 3)                           348,374         215,211        671,504         518,299
  Transfer Agent and Administration Fees (Note 3)      155,368          99,536        222,290         116,358
  Fund Accounting Fees                                  21,615          15,790         35,084          18,794
  Legal Fees                                            31,757          39,915        198,732           9,019
  Audit Fees                                            15,223          19,142         21,234          22,017
  Custodian Fees                                        11,023          10,295         15,306          12,151
  Registration Fees                                     17,571          31,215         35,851          23,709
  Directors Fees                                         1,620           1,552          1,536           1,552
  Printing/postage Expense                               1,588           2,946         28,063           6,093
  Other                                                  1,082           3,130          3,158           1,715
  INVESTOR CLASS ONLY (NOTES 2 & 3):
  Distribution and Shareholder Services Fees            31,321          16,889         26,587          26,195
  Administrative Services Fees                          31,321          16,889         26,587          26,195
--------------------------------------------------------------------------------------------------------------
  Net Expenses                                       1,205,675         784,136      2,245,231       1,313,967
--------------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)                        (262,806)        421,934     (1,041,177)        583,652
--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Net Realized Gain (Loss) On:
   Investments                                      12,209,558      12,184,522     26,626,565      25,498,183
   Foreign Exchange                                                                                (1,599,850)
   Options
  Change in Unrealized Appreciation
   (Depreciation)                                    9,732,650       6,025,215      5,691,039      (6,385,473)
  Change in Unrealized Depreciation of
   Foreign Currency                                         --              --             --         (34,308)
--------------------------------------------------------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)           21,942,208      18,209,737     32,317,604      17,478,552
--------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease)  Resulting From
  Operations                                      $ 21,679,402    $ 18,631,671   $ 31,276,427    $ 18,062,204
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------


                                  accessor 35

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                           JUNE 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------
                                                 INTERMEDIATE      SHORT-INT       MORTGAGE    U.S. GOVERNMENT
                                                 FIXED-INCOME      FIXED-INCOME   SECURITIES        MONEY
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                         $        --    $        --    $        --    $        --
  Interest                                            1,835,570      1,575,065      5,135,696      5,606,386
--------------------------------------------------------------------------------------------------------------
  Total Investment Income                             1,835,570      1,575,065      5,135,696      5,606,386
--------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management Fee  (Note 3)                              104,278         92,451        275,291        287,040
  Money Manager Fee  (Note 3)                            11,587         10,272        175,881             --
  Transfer Agent and Administration Fees (Note 3)        39,823         36,151        108,401        148,734
  Fund Accounting Fees                                   18,320         19,529         56,963         38,233
  Legal Fees                                              7,428         10,110         58,197          5,461
  Audit Fees                                             16,616         19,181         21,447         17,439
  Custodian Fees                                          6,981          3,640         30,121          4,655
  Registration Fees                                      43,002         17,030         55,899         37,838
  Directors Fees                                          1,501          1,687          1,563          1,502
  Printing/postage Expense                                4,675          4,642          3,167          2,844
  Other                                                   4,746            467          4,802          2,445
  INVESTOR CLASS ONLY (NOTES 2&3):
  Distribution and Shareholder Services Fees             11,964          8,114         22,822          6,919
  Administrative Services Fees                           11,964          8,114         22,822          6,919
--------------------------------------------------------------------------------------------------------------
  Net Expenses                                          282,885        231,388        837,376        560,029
--------------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)                        1,552,685      1,343,677      4,298,320      5,046,357
--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Net Realized Gain (Loss) On:
   Investments                                         (229,912)        28,195        158,393             --
   Foreign Exchange                                          --             --             --             --
   Options                                                   --             --         13,594             --
  Change in Unrealized Appreciation
   (Depreciation)                                    (3,495,939)    (1,418,211)    (4,492,151)            --
  Change in Unrealized Depreciation
   of Foreign Currency                                       --             --             --             --
--------------------------------------------------------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)            (3,725,851)    (1,390,016)    (4,320,164)            --
--------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) Resulting From
  Operations                                        $(2,173,166)   $   (46,339)   $   (21,844)   $ 5,046,357
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------


                                  accessor 36

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                           JUNE 30, 1999 (UNAUDITED)

------------------------------------------------------------------------------------------------------------
                                                         GROWTH                           VALUE
                                            PERIOD ENDED       YEAR ENDED     PERIOD ENDED    YEAR ENDED
                                            JUNE 30, 1999    DEC. 31, 1998    JUNE 30, 1999   DEC. 31, 1998
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net Investment Income (Loss)            $    (262,806)   $     143,454    $     421,934     $   1,187,583
  Net Realized Gain On Investments           12,209,558       13,472,712       12,184,522        10,807,315
  Change in Unrealized Appreciation
   of Investments                             9,732,650       36,852,522        6,025,215           763,235
------------------------------------------------------------------------------------------------------------
  Net Increase  From Operations              21,679,402       50,468,688       18,631,671        12,758,133
DISTRIBUTIONS:
  From Net Investment Income
   Advisor Class                                     --         (157,895)        (404,985)       (1,171,149)
   Investor Class                                    --               --           (4,627)          (28,451)
                                           -----------------------------------------------------------------
                                                     --         (157,895)        (409,612)       (1,199,600)
  From Net Realized Gain On Investments
   Advisor Class                             (1,272,692)     (13,128,264)        (104,235)      (10,936,917)
   Investor Class                              (145,196)      (1,458,188)         (13,746)       (1,071,932)
                                           -----------------------------------------------------------------
                                             (1,417,888)     (14,586,452)        (117,981)      (12,008,849)
  In Excess of Net Realized Gain
  On Investments
   Advisor Class                                     --               --               --          (882,256)
   Investor Class                                    --               --               --           (86,511)
                                           -----------------------------------------------------------------
                                                     --               --               --          (968,767)
------------------------------------------------------------------------------------------------------------
  Net Decrease From Distributions            (1,417,888)     (14,744,347)        (527,593)      (14,177,216)
CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Proceeds From Subscriptions               150,533,039      105,180,652       44,917,708        84,974,025
  Reinvestment of Distributions               1,040,198       10,503,938          218,127         8,519,703
  Cost of Redemptions                       (39,774,898)     (59,439,572)     (20,324,824)      (45,486,053)
------------------------------------------------------------------------------------------------------------
  Net Increase From Capital Share
   Transactions                             111,798,339       56,245,018       24,811,011        48,007,675
  Total Increase in Net Assets              132,059,853       91,969,359       42,915,089        46,588,592
------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of Period                       179,876,365       87,907,006      127,715,214        81,126,622
------------------------------------------------------------------------------------------------------------
  End of Period                           $ 311,936,218    $ 179,876,365    $ 170,630,303     $ 127,715,214
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  Undistributed Net Investment Income     $          --    $          --    $      12,322     $          --

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------


                                  accessor 37

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                           JUNE 30, 1999 (UNAUDITED)

------------------------------------------------------------------------------------------------------------
                                                   SMALL TO MID CAP               INTERNATIONAL EQUITY
                                            PERIOD ENDED       YEAR ENDED     PERIOD ENDED    YEAR ENDED
                                            JUNE 30, 1999    DEC. 31, 1998    JUNE 30, 1999   DEC. 31, 1998
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net Investment Income (Loss)             $  (1,041,177)   $    (505,434)   $     583,652     $    (443,058)
 Net Realized Gain On Investments,
  Options, and Foreign Currency              26,626,565       15,196,539       23,898,333         3,399,692
 Change in Unrealized Appreciation
  (Depreciation) of Investments               5,691,039       18,018,953       (6,419,781)       21,019,700
---------------------------------------------------------------------------------------------------------------
 Net Increase From Operations                31,276,427       32,710,058       18,062,204        23,976,334
DISTRIBUTIONS:
 From Net Realized Gain On Investments
  Advisor Class                              (2,779,889)     (16,858,274)      (1,226,056)       (2,754,762)
  Investor Class                               (188,099)      (1,270,675)        (141,680)         (344,546)
---------------------------------------------------------------------------------------------------------------
 Net Decrease From Distributions             (2,967,988)     (18,128,949)      (1,367,736)       (3,099,308)
CAPITAL SHARE TRANSACTIONS (NOTE 4):
 Proceeds From Subscriptions                202,824,711      229,596,797       94,483,045       126,134,699
 Reinvestment of Distributions                1,530,535        8,422,677          730,115         1,671,525
 Cost of Redemptions                       (111,732,190)     (97,662,830)     (79,171,035)     (131,770,463)
---------------------------------------------------------------------------------------------------------------
 Net Increase From  Capital Share
  Transactions                               92,623,056      140,356,644       16,042,125        (3,964,239)
 Total Increase in Net Assets               120,931,495      154,937,753       32,736,593        16,912,787
---------------------------------------------------------------------------------------------------------------

NET ASSETS:
 Beginning of Period                        280,159,191      125,221,438      168,353,918       151,441,131
---------------------------------------------------------------------------------------------------------------
 End of Period                            $ 401,090,686    $ 280,159,191    $ 201,090,511     $ 168,353,918
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
 Undistributed Net Investment Income      $          --    $          --    $     583,652     $          --

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------


                                  accessor 38

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                           JUNE 30, 1999 (UNAUDITED)

------------------------------------------------------------------------------------------------------------
                                              INTERMEDIATE FIXED-INCOME         SHORT-INT FIXED-INCOME
                                            PERIOD ENDED       YEAR ENDED     PERIOD ENDED    YEAR ENDED
                                            JUNE 30, 1999    DEC. 31, 1998    JUNE 30, 1999   DEC. 31, 1998
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net Investment Income (Loss)             $   1,552,685    $   2,855,371    $   1,343,677     $   2,408,090
 Net Realized Gain (Loss) On Investments       (229,912)       1,805,578           28,195           615,501
 Change in Unrealized Appreciation
  (Depreciation) of Investments              (3,495,939)        (618,921)      (1,418,211)           87,741
------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) From Operations     (2,173,166)       4,042,028          (46,339)        3,111,332
DISTRIBUTIONS:
 From Net Investment Income
  Advisor Class                              (1,333,826)      (2,691,289)      (1,208,228)       (2,311,435)
  Investor Class                               (243,206)        (140,300)        (158,158)          (76,102)
                                          ------------------------------------------------------------------
                                             (1,577,032)      (2,831,589)      (1,366,386)       (2,387,537)
 From Net Realized Gain On Investments
  Advisor Class                                (207,907)        (172,760)         (40,343)         (455,892)
  Investor Class                                (39,824)         (32,535)          (5,575)          (66,763)
                                          ------------------------------------------------------------------
                                               (247,731)        (205,295)         (45,918)         (522,655)
------------------------------------------------------------------------------------------------------------
 Net Decrease  From Distributions            (1,824,763)      (3,036,884)      (1,412,304)       (2,910,192)
CAPITAL SHARE TRANSACTIONS (NOTE 4 ):
 Proceeds From Subscriptions                 18,747,887       44,151,859       11,783,853        24,488,550
 Reinvestment of Distributions                  592,424          998,916          253,560           669,137
 Cost of Redemptions                        (13,447,776)     (43,717,552)      (3,825,136)      (17,592,006)
------------------------------------------------------------------------------------------------------------
 Net Increase From  Capital Share
  Transactions                                5,892,535        1,433,223        8,212,277         7,565,681
 Total Increase in Net Assets                 1,894,606        2,438,367        6,753,634         7,766,821
------------------------------------------------------------------------------------------------------------
NET ASSETS:
 Beginning of Period                         57,635,277       55,196,910       48,708,863        40,942,042
------------------------------------------------------------------------------------------------------------
 End of Period                            $  59,529,883    $  57,635,277    $  55,462,497     $  48,708,863
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
 Undistributed Net Investment Income      $     (21,162)   $       3,185    $      (3,945)    $      18,764

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------


                                  accessor 39

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                           JUNE 30, 1999 (UNAUDITED)

------------------------------------------------------------------------------------------------------------
                                                  MORTGAGE SECURITIES            U.S. GOVERNEMENT MONEY
                                            PERIOD ENDED       YEAR ENDED     PERIOD ENDED    YEAR ENDED
                                            JUNE 30, 1999    DEC. 31, 1998    JUNE 30, 1999   DEC. 31, 1998
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS         $   4,298,320    $   7,613,803    $   5,046,357     $   3,379,885

FROM OPERATIONS:
 Net Investment Income                    $   4,298,320    $   7,613,803    $   5,046,357     $   3,379,885
 Net Realized Gain On Investments               171,987        1,178,903               --             2,662
 Change in Unrealized Depreciation
  of Investments                             (4,492,151)        (454,778)              --                --
------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) From Operations        (21,844)       8,337,928        5,046,357         3,382,547

DISTRIBUTIONS:
 From Net Investment Income
  Advisor Class                              (3,899,411)      (7,113,868)      (4,938,714)       (3,286,631)
  Investor Class                               (478,973)        (434,773)        (108,248)          (93,249)
                                          ------------------------------------------------------------------
                                             (4,378,384)      (7,548,641)      (5,046,962)       (3,379,880)
 From Net Realized Gain On Investments
  Advisor Class                                (337,227)      (1,038,630)              --                --
  Investor Class                                (46,868)         (98,940)              --                --
                                          ------------------------------------------------------------------
                                               (384,095)      (1,137,570)              --                --
------------------------------------------------------------------------------------------------------------
 Net Decrease From Distributions             (4,762,479)      (8,686,211)      (5,046,962)       (3,379,880)
CAPITAL SHARE TRANSACTIONS (NOTE 4):
 Proceeds From Subscriptions                 38,643,321       74,612,172      303,830,013       276,126,293
 Reinvestment of Distributions                  956,144        1,725,139          106,614           151,860
 Cost of Redemptions                        (10,790,362)     (39,579,070)    (157,965,488)     (168,971,567)
------------------------------------------------------------------------------------------------------------
 Net Increase From  Capital Share
  Transactions                               28,809,103       36,758,241      145,971,139       107,306,586
 Total Increase in Net Assets                24,024,780       36,409,958      145,970,534       107,309,253
------------------------------------------------------------------------------------------------------------
NET ASSETS:
 Beginning of Period                        146,157,005      109,747,047      158,219,146        50,909,893
------------------------------------------------------------------------------------------------------------
 End of Period                            $ 170,181,785    $ 146,157,005    $ 304,189,680     $ 158,219,146
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Undistributed Net Investment Income       $      31,139    $     111,203    $        (605)    $          --

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------


                                  accessor 40

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
--------------------------------------------------------------------------------
1. ORGANIZATION

   Accessor Funds, Inc. ("Accessor Funds") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of eight diversified investment funds: Growth Fund, Value Fund (formerly the Value and Income Portfolio), Small to Mid Cap Fund (together the "Equity Funds"), International Equity Fund (the "International Fund"), Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund (together the "Bond Funds"), and U.S. Government Money Fund (the "Money Fund") (individually, a "Fund", collectively, the "Funds"). Accessor Funds was incorporated in Maryland on June 10, 1991. Each Fund offers two classes of shares, Advisor Class Shares and Investor Class Shares. Both classes of shares have identical rights and privileges except with respect to expenses specific to each class, and voting rights on matters affecting a single class, including distribution, shareholder service and administrative service arrangements.

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Funds.

-   SECURITY VALUATION
Equity securities listed and traded principally on a national securities exchange are valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Domestic over-the-counter equity and fixed income securities and options are valued on the basis of the closing bid price. International securities traded over-the-counter are valued on the basis of the mean of bid prices. Futures contracts are valued on the basis of the last sales price.

   Domestic fixed income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are valued on the basis of quotations obtained from dealers or pricing services with consideration of such factors as institutional-sized trading in similar groups of securities, quality, yield, coupon rate, maturity, type of issue, trading characteristics and other market data.

   Investments in the Money Fund and short-term investments maturing in 60 days or less are valued at cost, which approximates market value.

   Investments for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.

-   SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes as required by Federal Income Tax regulations. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

-   FOREIGN CURRENCY TRANSACTIONS
The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are payable in a foreign currency, and the International Fund and Equity Funds may purchase equity securities that are payable in a foreign currency. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the rate on the dates of the transactions.

   Reported net realized foreign exchange gains or losses arise from sales of securities denominated in foreign currencies, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amount of expenses recorded on each of the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the exchange rates.

   The Funds (other than the Money Fund) report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes. The Funds isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuation arising from changes in market prices of equity securities.
--------------------------------------------------------------------------------


                                  accessor 41

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
--------------------------------------------------------------------------------

   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

-   OFF-BALANCE SHEET RISK
The Funds may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions.

   The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

-   FUTURES CONTRACTS
The Funds (other than the Money Fund) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts.

-   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

-   OPTIONS TRANSACTIONS
The Funds (other than the Money Fund) may purchase and sell call and put options on securities and securities indices, provided such options are traded on a U.S. or foreign securities exchange or in an over-the-counter market. The International Fund may also purchase and sell call and put options on foreign currencies. The Equity Funds may utilize options as a substitute for direct investment.

   When any of the Funds write a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

   When any of the Funds purchase a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the
--------------------------------------------------------------------------------


                                  accessor 42

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
--------------------------------------------------------------------------------

option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

   The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

-   REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller's agreement to repurchase them at a specified time and price) with well-established dealers or institutions that the Funds' management has determined to be creditworthy. It is the Funds' policy to take possession of the underlying securities and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

-   DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income are declared daily and paid monthly for the Money Fund; declared and paid monthly for the Bond Funds; declared and paid quarterly for the Equity Funds; declared and paid annually for the International Fund. Distributions of net realized gains, if any, will be declared and paid at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.

   Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

-   FEDERAL INCOME TAXES
It is each Fund's intention to comply with the requirements of the Internal Revenue Code (the "Code") to qualify as a regulated investment company and distribute all of its taxable income and realized gains, if any, to shareholders. In addition, by distributing all of its taxable income and realized gains to shareholders, the Funds will not be subject to a Federal excise tax. Accordingly, no provision for Federal income taxes is required in the financial statements.

   Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized gains or losses reported in these financial statements may differ from that reported in each Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying financial statements.

-   FORWARD COMMITMENTS
The Funds may contract to purchase securities for a fixed price at a future date beyond the customary settlement period (i.e. "when issued," "delayed delivery," "forward commitment" or "TBA") consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

   The Funds may enter into TBA sale commitments to hedge their Fund positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

   Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The contract is "marked-to-market" daily and the change in mar-
--------------------------------------------------------------------------------


                                  accessor 43

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
--------------------------------------------------------------------------------
ket value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

-   ORGANIZATIONAL EXPENSES
Organizational expenses are being amortized on a straight-line basis over a period not to exceed 60 months. For the period ended June 30, 1999 the International Fund amortized $6,764 in deferred organizational expenses.

-   OTHER
Shared expenses incurred by Accessor Funds are allocated among the Funds based on each Fund's ratio of relative net assets to the combined net assets. Specifically identified direct expenses are charged to each Fund as incurred to the extend practicable. Investment income, realized and unrealized gains and losses and Fund expenses not specific to any class of shares are prorated among the classes based upon the relative net assets of each class. Specifically identified direct expenses of each class are charged to that class as incurred.

-   ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. RELATED PARTY TRANSACTIONS

-   MANAGER
Accessor Funds has a management agreement with Accessor Capital Management L.P. ("Accessor Capital"). Pursuant to this agreement, Accessor Capital operates and administers the provision of all general management, investment advisory and Fund management services. Accessor Capital also manages the U.S. Government Money Fund. Fees paid to Accessor Capital are computed monthly based on the following annualized rates calculated on the average daily net assets of each Fund.

     ----------------------------------------------------------------
     ----------------------------------------------------------------
         FUND                               ANNUAL MANAGEMENT FEE
     ----------------------------------------------------------------
         GROWTH                                    0.45%
         VALUE                                     0.45
         SMALL TO MID CAP                          0.60
         INTERNATIONAL EQUITY                      0.55
         INTERMEDIATE FIXED-INCOME                 0.36
         SHORT-INTERMEDIATE FIXED-INCOME           0.36
         MORTGAGE SECURITIES                       0.36
         U.S. GOVERNMENT MONEY                     0.25
     ----------------------------------------------------------------

-   MONEY MANAGERS
Each Fund's assets (other than the US Government Money Fund) are invested by an investment management organization (individually, a "Money Manager"; collectively, the "Money Managers"), researched and recommended by Accessor Capital. For the first five complete calendar quarters of investment operations for a Fund, each Fund will pay its respective Money Manager on a quarterly basis an annual fee based on the average daily net assets of the Fund managed by such Money Manager. This fee has two components, the Basic Fee and the Portfolio Management Fee. Commencing with the sixth calendar quarter of investment operations for each Fund, the Money Manager fee consists of two components, the Basic Fee and the Performance Fee.

   The Performance Fee component is adjusted each quarter based on the annualized investment performance of each Money Manager relative to the annualized investment performance of the following benchmark indices, which may be changed only with the approval of Accessor Funds' Board of Directors:
--------------------------------------------------------------------------------


                                  accessor 44

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FUND                        INDEX
--------------------------------------------------------------------------------
 Growth                      S&P 500/BARRA Growth Index
 Value                       S&P 500/BARRA Value Index
 Small to Mid Cap            Wilshire 4500 Index
 International Equity        Morgan Stanley Capital International
                             EAFE-Registered Trademark- + EMF Index
 Intermediate Fixed-Income   Lehman Brothers Government/Corporate Index
 Short-Int Fixed-Income      Lehman Brothers Government/Corporate 1-5 Year Index
 Mortgage Securities         Lehman Brothers Mortgage-Backed Securities Index
--------------------------------------------------------------------------------

For the six months ended June 30, 1999, the following Basic Fees, Portfolio Management Fees and Performance Fees were calculated based on the average daily net assets of the Funds:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                           PORTFOLIO
                              BASIC        MANAGEMENT     PERFORMANCE     TOTAL
FUND              QUARTER     FEE             FEE             FEE          FEE
--------------------------------------------------------------------------------
Growth            First       0.10%              -          0.15%         0.25%
                  Second      0.10%              -          0.22%         0.32%

Value             First       0.10%              -          0.20%         0.30%
                  Second      0.10%              -          0.22%         0.32%

Small to Mid Cap  First           -              -          0.42%         0.42%
                  Second          -              -          0.42%         0.42%

International     First       0.20%              -          0.40%         0.60%
Equity            Second      0.20%              -          0.40%         0.60%

Intermediate      First       0.02%          0.02%            -           0.04%
Fixed-Income      Second      0.02%          0.02%            -           0.04%

Short-int         First       0.02%          0.02%            -           0.04%
Fixed-Income      Second      0.02%          0.02%            -           0.04%

Mortgage          First       0.07%              -          0.16%         0.23%
Securities        Second      0.07%              -          0.16%         0.23%

--------------------------------------------------------------------------------
* Accessor Capital directly manages the assets of the U.S. Government Money Fund, therefore there is no Money Manager Fee associated with these Funds.
--------------------------------------------------------------------------------

-  DISTRIBUTION AND SHAREHOLDER SERVICE PLANS
Accessor Funds has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to the Investor Class Shares of each Fund to reimburse third party intermediaries or other service organizations each month for distribution-related expenses incurred. Under the terms of the Distribution Plan, Accessor Funds will reimburse third party selling and distribution agents responsible for sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Accessor Funds has adopted a Shareholder Service Plan with respect to the Investor Class Shares of each Fund to reimburse third party service organizations who provide account maintenance services.

   The maximum amount payable to service organizations under the Distribution Plan and Shareholder Service Plan, in aggregate, may not exceed on an annual basis 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares.

-  ADMINISTRATIVE SERVICES PLAN
Accessor Funds has adopted an Administrative Service Plan with respect to the Investor Class Shares of each Fund to reimburse third party service organizations who provide administrative and support services. The maximum amount payable to service organizations under the Administrative Services Plan for these expenses on an annual basis is 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, provided, however, that no Fund shall directly or indirectly pay any distribution related amounts that will be allocated under Accessor Funds' Distribution Plan.
--------------------------------------------------------------------------------


                                  accessor 45

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL HIGHLIGHTS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
--------------------------------------------------------------------------------

TRANSFER AGENT AND ADMINISTRATION
Accessor Funds has a Transfer Agency and Administrative Agreement with Accessor Capital. Pursuant to this agreement, Accessor Capital acts as transfer agent and administrator to Accessor Funds, performing all transfer agent and certain compliance services. The fees are computed at the annual rate of 0.13% expressed as a percentage of the average daily net assets, per Fund.

--------------------------------------------------------------------------------
4. SHARES OF STOCK
------------------------
Accessor Funds, incorporated in Maryland on June 10, 1991, is authorized to issue 15,000,000,000 shares of Common Stock, $.001 par value. Transactions in shares of the Funds were as follows:

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                   ADVISOR CLASS                           INVESTOR CLASS
                                                         ---------------------------------------------------------------------------
    FUND                                                     SHARES             AMOUNT               SHARES              AMOUNT
------------------------------------------------------------------------------------------------------------------------------------

    GROWTH
SIX MONTHS ENDED JUNE 30, 1999
    Shares subscribed                                      4,557,003        $ 139,553,247            361,350        $  10,979,792
    Shares issued on reinvestment of distributions            28,620              904,586              4,313              135,612
    Shares redeemed                                       (1,177,927)         (36,098,014)          (123,774)          (3,676,884)
                                                        -------------        -------------      -------------        -------------
    Net increase (decrease)                                3,407,969        $ 104,359,819            241,889        $   7,438,520

YEAR ENDED DECEMBER 31, 1998
    Shares subscribed                                      3,402,974        $  85,951,964            732,542        $  19,228,688
    Shares issued on reinvestment of distributions           321,041            9,129,445             47,659            1,374,493
    Shares redeemed                                       (2,335,317)         (59,072,350)           (14,140)            (367,222)
                                                        -------------        -------------      -------------        -------------
    Net increase (decrease)                                1,388,698        $  36,009,059            766,061        $  20,235,959

------------------------------------------------------------------------------------------------------------------------------------

    VALUE

SIX MONTHS ENDED JUNE 30, 1999
    Shares subscribed                                      1,698,788        $  37,939,625            306,422        $   6.978.083
    Shares issued on reinvestment of distributions             8,675              207,179                460               10,948
    Shares redeemed                                         (835,183)         (18,571,150)           (82,735)          (1,753,674)
                                                        -------------        -------------      -------------        -------------
    Net increase (decrease)                                  872,280        $  19,575,654            224,147        $   5,235,357

YEAR ENDED DECEMBER 31, 1998
    Shares subscribed                                      3,235,994        $  71,808,692            575,624        $  13,165,333
    Shares issued on reinvestment of distributions           351,229            7,460,324             50,458            1,059,379
    Shares redeemed                                       (2,019,203)         (45,293,298)            (8,819)            (192,755)
                                                        -------------        -------------      -------------        -------------
    Net increase (decrease)                                1,568,020        $  33,975,718            617,263        $  14,031,957

------------------------------------------------------------------------------------------------------------------------------------

    SMALL TO MID CAP

SIX MONTHS ENDED JUNE 30, 1999
    Shares subscribed                                      8,383,314        $  197,792,711           216,563        $   5,032,000
    Shares issued on reinvestment of distributions            53,364             1,352,884             7,053              177,651
    Shares redeemed                                       (4,690,483)         (110,931,664)          (34,062)            (800,526)
                                                        -------------        -------------      -------------        -------------
    Net increase (decrease)                                3,746,195        $   88,213,931           189,554        $   4,409,125

YEAR ENDED DECEMBER 31, 1998
    Shares subscribed                                      9,320,690        $  210,763,396           787,121        $  18,833,401
    Shares issued on reinvestment of distributions           308,678             7,185,331            53,104            1,237,346
    Shares redeemed                                       (4,285,782)          (97,340,937)          (14,868)            (321,893)
                                                        -------------        -------------      -------------        -------------
    Net increase (decrease)                                5,343,586        $  120,607,790           825,357        $  19,748,854


--------------------------------------------------------------------------------

                                   accessor 46

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL HIGHLIGHTS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                   ADVISOR CLASS                           INVESTOR CLASS
                                                         ---------------------------------------------------------------------------
    FUND                                                     SHARES             AMOUNT               SHARES              AMOUNT
------------------------------------------------------------------------------------------------------------------------------------

    INTERNATIONAL EQUITY
SIX MONTHS ENDED JUNE 30, 1999
    Shares subscribed                                      5,164,435        $   92,129,874           133,275        $   2,353,171
    Shares issued on reinvestment of distributions            31,954               594,022             7,356              136,093
    Shares redeemed                                       (4,343,638)          (76,725,560)         (139,511)          (2,445,475)
                                                        -------------        -------------      -------------        -------------
    Net increase (decrease)                                  852,751        $   15,998,336             1,120        $      43,789

YEAR ENDED DECEMBER 31, 1998
    Shares subscribed                                      6,463,056        $  106,249,826         1,122,863        $  19,884,873
    Shares issued on reinvestment of distributions            79,349             1,335,439            20,017              336,086
    Shares redeemed                                       (7,914,102)         (131,480,826)          (17,773)            (289,637)
                                                        -------------        -------------      -------------        -------------
    Net increase (decrease)                               (1,371,697)        $ (23,895,561)        1,125,107        $  19,931,322

------------------------------------------------------------------------------------------------------------------------------------

    INTERMEDIATE FIXED-INCOME

SIX MONTHS ENDED JUNE 30, 1999
    Shares subscribed                                      1,323,613        $   16,049,575           222,398        $   2,698,312
    Shares issued on reinvestment of distributions            38,983               465,455            10,643              126,969
    Shares redeemed                                         (965,033)          (11,674,228)         (148,581)          (1,773,548)
                                                        -------------        -------------      -------------        -------------
    Net increase (decrease)                                  397,563        $    4,840,802            84,460        $   1,051,733

YEAR ENDED DECEMBER 31, 1998
    Shares subscribed                                      2,812,050        $   34,756,600           758,860        $   9,395,259
    Shares issued on reinvestment of distributions            72,912               899,472             7,981               99,444
    Shares redeemed                                       (3,524,161)          (43,301,432)          (33,208)            (416,120)
                                                        -------------        -------------      -------------        -------------
    Net increase (decrease)                                 (639,199)        ($  7,645,360)          733,633        $   9,078,583

------------------------------------------------------------------------------------------------------------------------------------

    SHORT-INTERMEDIATE FIXED-INCOME

SIX MONTHS ENDED JUNE 30, 1999
    Shares subscribed                                        872,826        $   10,653,536            92,399        $   1,130,317
    Shares issued on reinvestment of distributions            19,258               233,844             1,628               19,716
    Shares redeemed                                         (271,306)           (3,309,358)          (42,412)            (515,778)
                                                        -------------        -------------      -------------        -------------
    Net increase (decrease)                                  620,778 $           7,578,022            51,615        $     634,255

YEAR ENDED DECEMBER 31, 1998
    Shares subscribed                                      1,468,493        $   18,169,344           506,360        $   6,319,206
    Shares issued on reinvestment of distributions            49,077               600,883             5,534               68,254
    Shares redeemed                                       (1,410,917)          (17,537,006)           (4,397)             (55,000)
                                                        -------------        -------------      -------------        -------------
    Net increase (decrease)                                  106,653 $           1,233,221           507,497        $   6,332,460

------------------------------------------------------------------------------------------------------------------------------------

    MORTGAGE SECURITIES

SIX MONTHS ENDED JUNE 30, 1999
    Shares subscribed                                      2,755,441        $   34,414,260           340,130        $   4,229,061
    Shares issued on reinvestment of distributions            70,553               875,386             6,564               80,758
    Shares redeemed                                         (833,414)          (10,425,368)          (29,220)            (364,994)
                                                        -------------        -------------      -------------        -------------
    Net increase (decrease)                                1,992,580        $   24,864,278           317,474        $   3,944,825

YEAR ENDED DECEMBER 31, 1998
    Shares subscribed                                      4,501,044        $   57,136,825         1,378,173        $  17,475,347
    Shares issued on reinvestment of distributions           127,522             1,611,774             9,003              113,365
    Shares redeemed                                       (3,112,328)          (39,481,462)           (7,688)             (97,608)
                                                        -------------        -------------      -------------        -------------
    Net increase (decrease)                                1,516,238        $   19,267,137         1,379,488        $  17,491,104


--------------------------------------------------------------------------------

                                   accessor 47

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL HIGHLIGHTS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                   ADVISOR CLASS                           INVESTOR CLASS
                                                         ---------------------------------------------------------------------------
    FUND                                                     SHARES             AMOUNT               SHARES              AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT MONEY

SIX MONTHS ENDED JUNE 30, 1999
    Shares subscribed                                    300,571,979        $  300,571,979         3,258,034        $   3,258,034
    Shares issued on reinvestment of distributions           105,197               105,197             1,417                1,417
    Shares redeemed                                     (156,359,217)         (156,359,217)       (1,606,271)          (1,606,271)
                                                        -------------        -------------      -------------        -------------
    Net increase (decrease)                              144,317,959        $  144,317,959         1,653,180        $   1,653,180

YEAR ENDED DECEMBER 31, 1998
    Shares subscribed                                    268,676,066        $  268,676,067         7,450,226        $   7,450,226
    Shares issued on reinvestment of distributions           151,613               151,613               247                  247
    Shares redeemed                                     (166,592,141)         (166,592,141)       (2,379,426)          (2,379,426)
                                                        -------------        -------------      -------------        -------------
    Net increase (decrease)                              102,235,538        $  102,235,539         5,071,047        $   5,071,047

------------------------------------------------------------------------------------------------------------------------------------

5. SECURITIES TRANSACTIONS

-----------------------------------
During the six months ended June 30, 1999, purchases and sales of investments, other than short-term investments and government securities aggregated, were as follows:

   -------------------------------------------------------------------------
    FUND                                   PURCHASES                  SALES
   -------------------------------------------------------------------------
    Growth                          $    215,473,751       $    114,291,814
    Value                                118,290,961             96,122,222
    Small to Mid Cap                     278,360,788            202,031,410
    International Equity                 227,734,350            214,146,422
    Intermediate Fixed-Income             18,061,161             10,637,767
    Short-Intermediate Fixed-Income        8,997,292              5,697,325
    Mortgage Securities                   11,897,741             23,775,011
   -------------------------------------------------------------------------

During the six months ended June 30, 1999, purchases and sales of long-term U.S. Government Securities, were as follows:

   -------------------------------------------------------------------------
    FUND                                   PURCHASES                  SALES
   -------------------------------------------------------------------------
   Intermediate Fixed-Income        $      5,946,078       $      7,327,732
   Short-Intermediate Fixed-Income         5,103,006              2,118,317
   Mortgage Securities                   142,046,855            110,214,911
   -------------------------------------------------------------------------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  accessor 48

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  GROWTH FUND
                              FINANCIAL HIGHLIGHTS
           FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                              1999(1)        1998         1997         1996         1995         1994
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period             $   28.88    $   21.57    $   19.51    $   17.99    $   14.37    $   14.16

  Net investment income (loss)                       (0.02)        0.04         0.13         0.19         0.15         0.13
  Net realized and unrealized gain
   on investments                                     2.87         9.91         6.31         3.35         4.76         0.42
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.85         9.95         6.44         3.54         4.91         0.55
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net investment income            0.00        (0.03)       (0.13)       (0.19)       (0.15)       (0.13)
  Distributions from capital gains                   (0.14)       (2.61)       (4.25)       (1.83)       (1.14)       (0.21)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (0.14)       (2.64)       (4.38)       (2.02)       (1.29)       (0.34)
------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                   $   31.59    $   28.88    $   21.57    $   19.51    $   17.99    $   14.37
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total return(3)                                       9.89%       46.65%       33.24%       19.83%       34.32%        3.99%

Net assets, end of period (in thousands)         $ 280,245    $ 157,799    $  87,907    $  60,586    $  48,532    $  23,534

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  After Accessor capital fee waivers                  0.94%*       0.92%        0.93%        1.13%        1.26%        1.76%
  Before Accessor capital fee waivers                 0.94%*       0.92%        0.93%        1.13%        1.26%        1.83%

RATIO OF NET INVESTMENT INCOME (LOSS)
 TO AVERAGE NET ASSETS:

  After Accessor capital fee waivers                 (0.16)%*      0.16%        0.56%        0.97%        0.97%        1.02%
  Before Accessor capital fee waivers                (0.16)%*      0.16%        0.56%        0.97%        0.97%        0.95%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              47.05%      112.42%      131.75%       81.79%       99.73%       57.71%


------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS SHARES(2)                          1999(1)        1998
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period             $   28.82    $   26.38

  Net investment income (loss)                       (0.11)       (0.05)
  Net realized and unrealized
   gain on investments                                2.87         4.52
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.76         4.47
------------------------------------------------------------------------------------------------------------------------------

  Distributions from net investment income            0.00         0.00
  Distributions from capital gains                   (0.14)       (2.03)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (0.14)       (2.03)
------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                   $   31.44    $   28.82
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total return(3)                                       9.59%       16.96%

Net assets, end of period (in thousands)         $  31,691    $  22,077

  Ratio of expenses to average net assets             1.44%*       1.41%*
  Ratio of net investment income (loss)
   to average net assets                             (0.66)%*     (0.40)%*
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              47.05%      112.42 %


------------------------------------------------------------------------------------------------------------------------------

(1) For the six months ended on June 30, 1999.
(2) Class commenced operations July 1, 1998.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions as assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each class.
*Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  accessor 49

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                              1999(1)        1998         1997         1996         1995         1994
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period             $   21.04    $   20.88    $   17.75    $   15.91    $   13.01    $   13.58

  Net investment income                               0.06         0.24         0.26         0.24         0.33         0.25
  Net realized and unrealized gain
   (loss) on investments                              2.79         2.45         5.54         3.51         3.96        (0.51)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.85         2.69         5.80         3.75         4.29        (0.26)
------------------------------------------------------------------------------------------------------------------------------

  Distributions from net investment income           (0.06)       (0.24)       (0.26)       (0.24)       (0.33)       (0.25)
  Distributions from capital gains                   (0.02)       (2.29)       (2.41)       (1.67)       (1.06)       (0.05)
  Distributions in excess of capital gains            0.00         0.00         0.00         0.00         0.00        (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (0.08)       (2.53)       (2.67)       (1.91)       (1.39)       (0.31)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                   $   23.81    $   21.04    $   20.88    $   17.75    $   15.91    $   13.01
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total return(3)                                      13.54%       12.89%       32.94%       23.94%       33.25%       (1.93)%

Net assets, end of period (in thousands)         $ 150,595    $ 114,728    $  81,127    $  36,367    $  24,915    $  19,999

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  After Accessor capital fee waivers                  1.07%*       1.03%        1.05%        1.21%        1.40%        1.77%
  Before Accessor capital fee waivers                 1.07%*       1.03%        1.05%        1.21%        1.40%        1.85%

RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS:
  After Accessor capital fee waivers                  0.65%*       1.06%        1.32%        1.43%        2.18%        2.00%
  Before Accessor capital fee waivers                 0.65%*       1.06%        1.32%        1.43%        2.18%        1.92%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              69.41%      104.85%       68.14%       93.54%      100.88%       54.26%


------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS SHARES(2)                          1999(1)        1998
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period             $   21.04    $   23.41

  Net investment income                               0.01         0.05
  Net realized and unrealized gain
   (loss) on investments                              2.79        (0.31)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      2.80        (0.26)
------------------------------------------------------------------------------------------------------------------------------

  Distributions from net investment income           (0.01)       (0.06)
  Distributions from capital gains                   (0.02)       (2.05)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (0.03)       (2.11)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                   $   23.81    $   21.04
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total return(3)                                      13.27%       (1.09)%

Net assets, end of period (in thousands)         $  20,036    $  12,987

  Ratio of expenses to average net assets             1.57%*       1.55%*
  Ratio of net investment income
    to average net assets                             0.15%*       0.44%*
------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                            69.41%      104.85%


------------------------------------------------------------------------------------------------------------------------------

(1) For the six months ended on June 30, 1999.
(2) Class commenced operations July 1, 1998.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions as assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each class.
*Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  accessor 50

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                              1999(1)        1998         1997         1996         1995         1994
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period             $   23.53    $   21.82    $   18.82    $   17.60    $   14.08    $   14.79
  Net investment income (loss)                       (0.06)       (0.05)        0.00         0.07         0.06        (0.01)
  Net realized and unrealized gain
   (loss) on investments                              2.04         3.50         6.75         4.22         4.42        (0.59)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.98         3.45         6.75         4.29         4.48        (0.60)
------------------------------------------------------------------------------------------------------------------------------

   Distributions from net investment income           0.00         0.00         0.00        (0.07)       (0.06)        0.00
   Distributions from capital gains                  (0.19)       (1.74)       (3.73)       (3.00)       (0.90)       (0.10)
   Distribution in excess of net
    investment income                                 0.00         0.00        (0.02)        0.00         0.00         0.00
   Return of capital distributions                    0.00         0.00         0.00         0.00         0.00        (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (0.19)       (1.74)       (3.75)       (3.07)       (0.96)       (0.11)
------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                   $   25.32    $   23.53    $   21.82   $    18.82    $   17.60    $   14.08
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total return(3)                                       8.40%       15.98%       36.14%       24.85%       31.98%       (4.07)%

Net assets, end of period (in thousands)         $ 375,520    $ 260,792    $ 125,221    $  65,479    $  49,803    $  24,148

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  After Accessor capital fee waivers                  1.35%*       1.22%        1.15%        1.17%        1.31%        1.98%
  Before Accessor capital fee waivers                 1.35%*       1.22%        1.15%        1.17%        1.31%        2.38%

RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS:
  After Accessor capital fee waivers                 (0.61)%*     (0.22)%       0.00%        0.37%        0.41%       (0.18)%
  Before Accessor capital fee waivers                (0.61)%*     (0.22)%       0.00%        0.37%        0.41%       (0.58)%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              63.24%      110.07%      129.98%      113.44%       84.26%       30.14%


------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS SHARES(2)                            1999(1)       1998
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period             $   23.47    $   24.44
  Net investment income (loss)                        0.00        (0.09)
  Net realized and unrealized gain
   (loss) on investments                              1.91         0.86
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.91         0.77
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net investment income            0.00         0.00
  Distributions from capital gains                   (0.19)       (1.74)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (0.19)       (1.74)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                   $   25.19    $   23.47
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total return(3)                                       8.12%        3.32%

Net assets, end of period (in thousands)         $  25,571    $  19,367

  Ratio of expenses to average net assets             1.85%*       1.77%*
  Ratio of net investment income
   to average net assets                             (1.11)%*     (0.84)%*
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              63.24%      110.07%


------------------------------------------------------------------------------------------------------------------------------

(1) For the six months ended on June 30, 1999.
(2) Class commenced operations June 24, 1998.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each class.
*Annualized
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  accessor 51

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                              1999(1)        1998         1997         1996         1995         1994(4)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period             $   16.90    $   14.83    $   13.83    $   12.55    $   11.67    $   12.00
  Net investment income (loss)                        0.06        (0.03)       (0.02)       (0.06)        0.05         0.01
  Net realized and unrealized gain
   (loss) on investments                              1.76         2.41         1.54         1.80         0.83        (0.34)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.82         2.38         1.52         1.74         0.88        (0.33)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from capital gains                   (0.13)       (0.31)       (0.50)       (0.44)        0.00         0.00
  Distributions in excess of capital gains            0.00         0.00        (0.02)       (0.02)        0.00         0.00
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (0.13)       (0.31)       (0.52)       (0.46)        0.00         0.00
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                   $   18.59    $   16.90    $   14.83    $   13.83    $   12.55    $   11.67
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total return(3)                                      10.75%       16.07%       10.96%       13.78%        7.63%       (2.75)%

Net assets, end of period (in thousands)         $ 180,256    $ 149,391    $ 151,441    $  73,019    $  39,102    $   7,566

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  After Accessor capital fee waivers                  1.44%*       1.59%        1.55%        1.52%        1.83%        1.86%*
  Before Accessor capital fee waivers                 1.44%*       1.59%        1.55%        1.52%        1.93%        4.06%*

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
  After Accessor capital fee waivers                  0.63%*      (0.24)%      (0.20)%      (0.26)%       0.10%        0.38%*
  Before Accessor capital fee waivers                 0.63%*      (0.24)%      (0.20)%      (0.26)%       0.00%       (1.82)%*
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             122.44%      196.37%      196.66%      157.66%       84.85%        0.82%


------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS SHARES(2)                            1999(1)       1998
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period             $   16.85    $   17.88

  Net investment income (loss)                        0.02        (0.06)
  Net realized and unrealized gain
   (loss) on investments                              1.76        (0.66)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.78        (0.72)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from capital gains                   (0.13)       (0.31)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (0.13)       (0.31)
------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                   $   18.50    $   16.85
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total return(3)                                      10.54%       (4.01)%

Net assets, end of period (in thousands)         $  20,835    $  18,963

  Ratio of expenses to average net assets             1.94%*       2.05%*
  Ratio of net investment income (loss)
   to average net assets                              0.13%*      (0.68)%*
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             122.44%      196.37%


------------------------------------------------------------------------------------------------------------------------------

(1) For the six months ended on June 30, 1999.
(2) Class commenced operations July 6, 1998.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions as assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each class.
(4) For the period of October 3, 1994 (commencement of operations) through December 31, 1994.
*Annualized
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  accessor 52

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                              1999(1)        1998         1997         1996         1995         1994
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period             $   12.47    $   12.19    $   11.90    $   12.29    $   11.04    $   12.34
  Net investment income                               0.32         0.67         0.71         0.67         0.71         0.65
  Net realized and unrealized gain
   (loss) on investments                             (0.76)        0.32         0.29        (0.39)        1.25        (1.28)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (0.44)        0.99         1.00         0.28         1.96        (0.63)
------------------------------------------------------------------------------------------------------------------------------

  Distributions from net investment income           (0.32)       (0.67)       (0.71)       (0.67)       (0.71)       (0.65)
  Distributions from capital gains                   (0.05)       (0.04)        0.00         0.00         0.00        (0.02)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (0.37)       (0.71)       (0.71)       (0.67)       (0.71)       (0.67)
------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                   $   11.66    $   12.47    $   12.19    $   11.90    $   12.29    $   11.04
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total return(3)                                      (3.55)%       8.38%        8.62%        2.56%       18.26%       (5.24)%

Net assets, end of period (in thousands)         $  49,990    $  48,489    $  55,197    $  52,248    $  36,878    $  31,405

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  After Accessor Capital fee waivers                  0.87%*       0.79%        0.84%        0.88%        0.96%        1.24%
  Before Accessor Capital fee waivers                 0.87%*       0.79%        0.84%        0.88%        0.96%        1.28%

RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS:
  After Accessor capital fee waivers                  5.33%*       5.46%        5.88%        5.79%        6.07%        5.65%
  Before Accessor capital fee waivers                 5.33%*       5.46%        5.88%        5.79%        6.07%        5.61%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              31.16%      113.00%       84.35%       94.69%      187.62%      255.11%


------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS SHARES(2)                            1999(1)       1998
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period             $   12.47    $   12.29

Net investment income                                 0.29         0.28
Net realized and unrealized gain
  (loss) on investments                              (0.76)        0.24
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (0.47)        0.52
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net investment income           (0.29)       (0.30)
  Distributions from capital gains                   (0.05)       (0.04)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (0.34)       (0.34)
------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                   $   11.66    $   12.47
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total return(3)                                      (3.79)%       4.29%

Net assets, end of period (in thousands)         $   9,540    $   9,146
  Ratio of expenses to average net assets             1.37%*       1.27%*
  Ratio of net investment income
   to average net assets                              4.83%*       4.75%*
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              31.16%      113.00%


------------------------------------------------------------------------------------------------------------------------------

(1) For the six months ended on June 30, 1999.
(2) Class commenced operation July 14, 1998.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each class.
*Annualized
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  accessor 53

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SHORT-INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                              1999(1)        1998         1997         1996         1995         1994
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period             $   12.33    $   12.27    $   12.16    $   12.32    $   11.62    $   12.29
  Net investment income                               0.32         0.68         0.64         0.59         0.60         0.50
  Net realized and unrealized gain
   (loss) on investments                             (0.33)        0.14         0.11        (0.16)        0.70        (0.67)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (0.01)        0.82         0.75         0.43         1.30        (0.17)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net investment income           (0.32)       (0.63)       (0.64)       (0.59)       (0.60)       (0.50)
  Distributions from capital gains                   (0.01)       (0.13)        0.00         0.00         0.00         0.00
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (0.33)       (0.76)       (0.64)       (0.59)       (0.60)       (0.50)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                   $   11.99    $   12.33    $   12.27    $   12.16    $   12.32    $   11.62
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total return(3)                                      (0.11)%       6.87%        6.33%        3.63%       11.42%       (1.42)%

Net assets, end of period (in thousands)         $  48,756    $  42,454    $  40,942    $  36,701    $  35,272    $  32,233

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  After Accessor capital fee waivers                  0.82%*       0.82%        0.86%        0.93%        0.94%        1.18%
  Before Accessor capital fee waivers                 0.82%*       0.82%        0.86%        0.93%        0.94%        1.22%

RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS:
  After Accessor capital fee waivers                  5.21%*       5.12%        5.20%        4.89%        4.99%        4.17%
  Before Accessor capital fee waivers                 5.21%*       5.12%        5.20%        4.89%        4.99%        4.13%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              15.44%       69.64%       53.30%       31.12%       41.93%       36.54%


------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS SHARES(2)                            1999(1)       1998
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period             $   12.33    $   12.32
  Net investment income                               0.29         0.27
  Net realized and unrealized gain
   (loss) on investments                             (0.33)        0.17
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (0.04)        0.44
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net investment income           (0.29)       (0.30)
  Distributions from capital gains                   (0.01)       (0.13)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (0.30)       (0.43)
------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, end of period                   $   11.99    $   12.33
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total return(3)                                      (0.36)%       3.55%

Net assets, end of period (in thousands)         $   6,706    $   6,255

  Ratio of expenses to average net assets             1.32%*       1.31%*
  Ratio of net investment income
   to average net assets                              4.71%*       4.57%*
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              15.44%       69.64%


------------------------------------------------------------------------------------------------------------------------------

(1) For the six months ended on June 30, 1999.
(2) Class commenced operations July 14, 1998.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each class.
*Annualized
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  accessor 54

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               MORTGAGE SECURITIES
                              FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                              1999(1)        1998         1997         1996         1995         1994
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period             $   12.59    $   12.60    $   12.23    $   12.38    $   11.36    $   12.17
  Net investment income                               0.35         0.70         0.72         0.73         0.76         0.60
  Net realized and unrealized gain
   (loss) on investments                             (0.33)        0.09         0.42        (0.15)        1.02        (0.80)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      0.02         0.79         1.14         0.58         1.78        (0.20)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net investment income           (0.35)       (0.70)       (0.72)       (0.73)       (0.76)       (0.60)
  Distributions from capital gains                   (0.03)       (0.10)       (0.05)        0.00         0.00        (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (0.38)       (0.80)       (0.77)       (0.73)       (0.76)       (0.61)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                   $   12.23    $   12.59    $   12.60    $   12.23    $   12.38    $   11.36
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total return(3)                                       0.11         6.43         9.53         4.95        16.03        (1.65)

Net assets, end of period (in thousands)         $ 149,432    $ 128,788    $ 109,747    $  73,862    $  49,830    $  32,975

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  After Accessor capital fee waivers                  1.02%*       0.88%        0.84%        0.95%        1.03%        1.31%
  Before Accessor capital fee waivers                 1.02%*       0.88%        0.84%        0.95%        1.03%        1.35%

RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS:
  After Accessor capital fee waivers                  5.59%*       5.59%        5.93%        6.08%        6.41%        5.18%
  Before Accessor capital fee waivers                 5.59%*       5.59%        5.93%        6.08%        6.41%        5.14%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              91.05%      278.18%      211.66%      356.23%      422.56%      603.51%


------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS SHARES(2)                            1999(1)       1998
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period             $   12.59    $   12.67
  Net investment income                               0.32         0.31
  Net realized and unrealized gain
   (loss) on investments                             (0.33)        0.01
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (0.01)        0.32
------------------------------------------------------------------------------------------------------------------------------

  Distributions from net investment income           (0.32)       (0.33)
  Distributions from capital gains                   (0.03)       (0.07)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (0.35)       (0.40)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                   $   12.23    $   12.59
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total return(3)                                      (0.13)%       2.46%

Net assets, end of period (in thousands)         $  20,749    $  17,369

  Ratio of expenses to average net assets             1.52%*       1.41%*
  Ratio of net investment income
   to average net assets                              5.09%*       5.09%*
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              91.05%      278.18%




------------------------------------------------------------------------------------------------------------------------------

(1) For the six months ended on June 30, 1999.
(2) Class commenced operation July 10, 1998.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each class.
*Annualized
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  accessor 55

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           U.S. GOVERNMENT MONEY FUND
                              FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                              1999(1)        1998         1997         1996         1995         1994
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period             $    1.00    $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
  Net investment income                               0.02         0.05         0.05         0.05         0.05         0.04
  Distributions from net investment income           (0.02)       (0.05)       (0.05)       (0.05)       (0.05)       (0.04)
Net Asset Value, end of period                   $    1.00    $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total return(3)                                       2.21%        5.00%        5.07%        4.78%        5.33%        3.70%

Net assets, end of period (in thousands)         $ 297,465    $ 153,148    $  50,910    $  61,672    $  41,882    $  12,008

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  After Accessor capital fee waivers                  0.47%*       0.53%        0.54%        0.59%        0.53%        0.45%
  Before Accessor capital fee waivers                 0.47%*       0.53%        0.54%        0.59%        0.78%        1.27%

RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS:
  After Accessor capital fee waivers                  4.36%*       4.83%        4.96%        4.73%        5.14%        3.51%
  Before Accessor capital fee waivers                 4.36%*       4.83%        4.96%        4.73%        4.89%        2.69%


------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS SHARES(2)                            1999(1)       1998
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period             $    1.00    $    1.00

  Net investment income                               0.02         0.02
  Distributions from net investment income           (0.02)       (0.02)

Net Asset Value, end of period                   $    1.00    $    1.00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total return(3)                                       1.96%        1.83%

Net assets, end of period (in thousands)         $   6,724    $   5,071

  Ratio of expenses to average net assets:            0.97%*       1.03%*
  Ratio of net investment income
   to average net assets                              3.86%*       4.40%*


------------------------------------------------------------------------------------------------------------------------------

(1) For the six months ended on June 30, 1999.
(2) Class commenced operations July 29, 1998.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each class.
*Annualized
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  accessor 56

ACCESSOR FUNDS, INC.



DIRECTORS AND OFFICERS

George G. Cobean, III, Director
Geoffrey C. Cross, Director
J. Anthony Whatley, III, Director, President and Principal Executive Officer Ravindra A. Deo, Treasurer, Vice President, Principal Financial and Accounting
  Officer
Robert J. Harper, Vice President
Christine J. Stansbery, Secretary
Linda V. Whatley, Vice President


INVESTMENT ADVISOR AND ADMINISTRATOR

Accessor Capital Management LP
1420 Fifth Avenue, Suite 3600
Seattle, Washington   98101


CUSTODIAN

The Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio   45263


TRANSFER AGENT

Accessor Capital Management
P.O. Box 1748
Seattle, Washington   98111


LEGAL COUNSEL

Kirkpatrick & Lockhart
One International Place
13th Floor
Boston, Massachusetts   02110


INDEPENDENT AUDITORS

Deliotte & Touche LLP
Two World Financial Center
New York, New York   10281


  This report, including the financial statements herein, is transmitted to the shareholders of Accessor Funds, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of share of Accessor Funds, Inc., or any securities mentioned in this report.

                                www.accessor.com